UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2018

Date of reporting period:	10/31/2017

Item 1. Schedule of Investments

Target International Equity Portfolio

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 97.4%
Australia — 5.2%
ACN 004 410 833 Ltd.*^	783,800	$60
AGL Energy Ltd.	33,500	648,607
Asaleo Care Ltd.	385,000	436,637
Ausdrill Ltd.	101,200	168,365
Australia & New Zealand Banking Group Ltd.	38,100	874,341
Bank of Queensland Ltd.	100,769	1,031,599
Bendigo & Adelaide Bank Ltd.	77,000	671,611
BHP Billiton PLC	178,247	3,227,265
Caltex Australia Ltd.	85,738	2,251,177
CSR Ltd.	247,500	900,239
Downer EDI Ltd.	174,800	937,960
Fortescue Metals Group Ltd.	195,100	693,700
Harvey Norman Holdings Ltd.	183,200	530,671
LendLease Group	103,900	1,290,234
Metcash Ltd.	470,100	971,134
Mineral Resources Ltd.	69,900	932,800
Myer Holdings Ltd.	598,900	350,890
National Australia Bank Ltd.	35,768	896,211
Qantas Airways Ltd.	296,649	1,400,076
Seven West Media Ltd.	535,500	277,231
Wesfarmers Ltd.	36,700	1,175,534

		19,666,342

Austria — 0.9%
OMV AG	32,900	1,974,441
voestalpine AG	24,500	1,346,969

		3,321,410

Belgium — 1.2%
AGFA-Gevaert NV*	121,300	569,914
Anheuser-Busch InBev SA/NV	22,401	2,746,837
KBC Group NV	13,742	1,141,534

		4,458,285

Brazil — 0.4%
BB Seguridade Participacoes SA	159,100	1,342,815

Canada — 1.8%
Canadian National Railway Co.	23,240	1,870,045
National Bank of Canada	45,700	2,217,872
Suncor Energy, Inc.	76,730	2,605,049

		6,692,966

China — 0.3%
China Resources Cement Holdings Ltd.	946,000	639,401
CITIC Telecom International Holdings Ltd.	1,598,600	457,158

		1,096,559

Denmark — 1.7%
A.P. Moller-Maersk A/S (Class B Stock)	1,051	2,014,754
Carlsberg A/S (Class B Stock)	15,870	1,813,013
Danske Bank A/S	46,600	1,778,417
Dfds A/S	14,300	829,285

		6,435,469

Finland — 1.2%
Sampo Oyj (Class A Stock)	39,574	2,070,903
UPM-Kymmene Oyj	77,400	2,324,498

		4,395,401

France — 10.5%
Air Liquide SA	21,163	2,694,557
Arkema SA	7,500	947,485
Atos SE	8,300	1,289,121
AXA SA	34,900	1,053,576
BNP Paribas SA	19,400	1,514,160
Capgemini SE	28,334	3,442,129
Carrefour SA	62,400	1,255,826
Cie Generale des Etablissements Michelin	30,270	4,381,476
CNP Assurances	44,800	1,042,161
Credit Agricole SA	75,300	1,314,228
Electricite de France SA	61,400	803,593
Engie SA	71,900	1,215,258
Orange SA	84,600	1,389,782
Renault SA	12,000	1,189,959
Safran SA	10,884	1,146,328
Sanofi	44,700	4,232,491
SCOR SE	26,000	1,079,349
Societe Generale SA	25,100	1,396,928
TOTAL SA	48,500	2,703,299
Valeo SA	27,295	1,847,986
Vinci SA	36,695	3,595,289

		39,534,981

Germany — 8.1%
Allianz SE	9,400	2,194,513
Aurubis AG	7,700	630,987
BASF SE	15,800	1,727,783
Bayer AG	8,200	1,066,647
Bayerische Motoren Werke AG	18,800	1,928,133
CECONOMY AG	45,200	589,993
Daimler AG	30,700	2,563,025
Deutsche Bank AG	45,100	739,152
Deutsche Lufthansa AG	50,300	1,616,031
Deutsche Post AG	71,245	3,265,877
Evonik Industries AG	28,900	1,051,264
Hannover Rueck SE	6,900	868,302
METRO AG*	45,200	856,824
Muenchener Rueckversicherungs-Gesellschaft AG	7,400	1,661,317
Rheinmetall AG	15,300	1,817,156
SAP SE	34,135	3,900,353
Siemens AG	8,700	1,249,605
Uniper SE	48,500	1,362,782
Volkswagen AG	7,300	1,363,259

		30,453,003

Hong Kong — 2.3%
CK Asset Holdings Ltd.	58,900	484,737
I-CABLE Communications Ltd.*	79,360	2,486
Kingboard Chemical Holdings Ltd.	240,500	1,427,141
Lee & Man Paper Manufacturing Ltd.	1,351,600	1,651,205
Skyworth Digital Holdings Ltd.	1,483,300	683,086
Tongda Group Holdings Ltd.(a)	2,621,800	743,988
WH Group Ltd., 144A	1,975,000	2,001,429
Wheelock & Co. Ltd.	113,000	787,209
Yue Yuen Industrial Holdings Ltd.	249,300	954,943

		8,736,224

Ireland — 0.9%
Ryanair Holdings PLC, ADR*	16,776	1,880,757
Smurfit Kappa Group PLC	49,900	1,488,572

		3,369,329

Israel — 0.3%
Bank Hapoalim BM	110,800	784,488
Teva Pharmaceutical Industries Ltd.	20,600	284,094

		1,068,582

Italy — 1.7%
Astaldi SpA(a)	57,600	398,818
Enel SpA	495,000	3,069,827
Leonardo SpA	31,800	548,932
Mediobanca SpA	96,700	1,059,286
UniCredit SpA*	76,261	1,457,396

		6,534,259

Japan — 21.5%
Aoyama Trading Co. Ltd.	13,700	507,653
Astellas Pharma, Inc.	90,700	1,207,113
cocokara fine, Inc.	10,300	574,266
Concordia Financial Group Ltd.	148,000	783,821
Daiwa House Industry Co. Ltd.	118,080	4,327,977
Don Quijote Holdings Co. Ltd.	76,700	3,217,185
Dowa Holdings Co. Ltd.	21,200	892,524
Enplas Corp.	11,000	466,041
Fujikura Ltd.	205,300	1,791,803
Fuyo General Lease Co. Ltd.	18,600	1,216,296
Heiwa Corp.	43,400	800,284
Hoshizaki Corp.	11,300	1,069,362
Isuzu Motors Ltd.	251,300	3,670,338
Japan Airlines Co. Ltd.	29,800	1,019,974
Kaneka Corp.	80,000	660,634
Kao Corp.	23,760	1,435,939
KDDI Corp.	178,500	4,755,711
Keihin Corp.	43,200	796,445
Keiyo Bank Ltd. (The)	128,000	627,285
KYORIN Holdings, Inc.	26,300	540,142
Kyowa Exeo Corp.	47,500	1,034,706
Lintec Corp.	34,900	969,936
Makita Corp.	58,600	2,455,847
Marubeni Corp.	150,500	1,009,109
Matsumotokiyoshi Holdings Co. Ltd.	11,200	805,426
Mazda Motor Corp.	49,200	710,238
Mitsubishi Gas Chemical Co., Inc.	37,700	922,243
Mitsubishi UFJ Financial Group, Inc.	271,300	1,840,267
Mitsui Chemicals, Inc.	34,200	1,054,589
Mixi, Inc.	19,300	940,912
Mizuho Financial Group, Inc.	681,100	1,237,477
NEC Corp.	24,800	680,503
Nichi-iko Pharmaceutical Co. Ltd.	28,200	437,941
Nippon Telegraph & Telephone Corp.	80,200	3,877,472
Nishi-Nippon Financial Holdings, Inc.	66,740	778,757
Nissan Motor Co. Ltd.	165,500	1,609,549
Nisshinbo Holdings, Inc.	65,300	789,887
NTT DOCOMO, Inc.	40,300	976,016

Resona Holdings, Inc.	367,400	1,985,919
Sankyu, Inc.	18,000	744,178
Sawai Pharmaceutical Co. Ltd.	7,200	408,386
Seino Holdings Co. Ltd.	66,300	967,278
Seven & i Holdings Co. Ltd.	31,300	1,261,530
Shimachu Co. Ltd.	27,300	768,857
Shin-Etsu Chemical Co. Ltd.	14,200	1,497,549
Ship Healthcare Holdings, Inc.	22,200	694,236
Shizuoka Gas Co. Ltd.	17,100	133,610
SKY Perfect JSAT Holdings, Inc.	166,600	772,482
Sony Corp.	50,000	2,091,735
Sumitomo Heavy Industries Ltd.	26,800	1,125,989
Sumitomo Mitsui Financial Group, Inc.	104,100	4,170,531
Sumitomo Osaka Cement Co. Ltd.	202,200	926,027
T-Gaia Corp.	4,300	87,507
Toagosei Co. Ltd.	61,700	800,203
Toho Holdings Co. Ltd.	31,400	617,228
Tokai Rika Co. Ltd.	53,600	1,128,179
Towa Pharmaceutical Co. Ltd.	9,000	465,482
Toyo Tire & Rubber Co. Ltd.	36,200	819,082
Toyoda Gosei Co. Ltd.	34,100	833,813
Toyota Motor Corp.	15,964	990,184
Tsubakimoto Chain Co.	83,800	722,176
Ube Industries Ltd.	48,200	1,480,707
United Arrows Ltd.	27,800	1,041,937
Yamaha Corp.	20,200	793,693
Yokohama Rubber Co. Ltd. (The)	50,750	1,140,965

		80,961,131

Liechtenstein — 0.1%
VP Bank AG	1,895	260,326

Luxembourg — 0.2%
Tenaris SA	61,431	838,615

Netherlands — 3.8%
Aegon NV	106,800	630,532
ING Groep NV	93,600	1,729,679
Koninklijke Ahold Delhaize NV	36,600	688,639
Koninklijke KPN NV	343,724	1,182,710
NN Group NV	25,600	1,072,065
Philips Lighting NV, 144A	22,000	833,821
Royal Dutch Shell PLC (Class A Stock)(XLON)	125,657	3,955,641
Royal Dutch Shell PLC (Class B Stock)	40,100	1,291,106
Wolters Kluwer NV	61,250	3,002,021

		14,386,214

New Zealand — 0.5%
Air New Zealand Ltd.	501,100	1,132,054
Fletcher Building Ltd.	126,700	639,102

		1,771,156

Norway — 2.4%
DNB ASA	97,000	1,872,041
Marine Harvest ASA*	37,000	722,588
Salmar ASA	27,800	828,857
Statoil ASA	124,497	2,529,470
Telenor ASA	111,147	2,360,067
Yara International ASA	15,200	721,889

		9,034,912

Portugal — 0.3%
EDP — Energias de Portugal SA	316,500	1,128,708

Singapore — 1.7%
DBS Group Holdings Ltd.	239,200	3,994,296
NetLink NBN Trust*	1,688,200	1,021,153
United Overseas Bank Ltd.	69,400	1,253,760

		6,269,209

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	93,500	817,608
Banco Santander SA	128,417	870,579
Bankia SA	68,086	324,923
Distribuidora Internacional de Alimentacion SA	162,500	794,785
Gas Natural SDG SA	46,500	994,985
Iberdrola SA	158,100	1,277,608
Red Electrica Corp. SA	77,252	1,710,554
Repsol SA	88,500	1,658,438

		8,449,480

Sweden — 2.6%
Assa Abloy AB (Class B Stock)	128,933	2,718,277
Boliden AB	39,200	1,371,677
JM AB	21,500	567,298
Nordea Bank AB	286,320	3,460,093
SAS AB*(a)	285,948	884,628
Swedbank AB (Class A Stock)	27,400	680,007
Telia Co. AB	39,800	184,213

		9,866,193

Switzerland — 6.8%
Aryzta AG*	2,000	63,500
Autoneum Holding AG	2,600	702,368
Baloise Holding AG	10,200	1,608,104
Cembra Money Bank AG*	2,600	232,920
Credit Suisse Group AG*	75,100	1,183,489
Ferguson PLC	45,409	3,175,439
Georg Fischer AG	800	985,656
Helvetia Holding AG	1,700	913,892
Julius Baer Group Ltd.*	29,724	1,758,103
Novartis AG	74,671	6,158,812
Roche Holding AG	9,300	2,149,520
Swiss Life Holding AG*	7,100	2,467,742
Swiss Re AG	24,500	2,305,702
UBS Group AG*	104,300	1,774,467

		25,479,714

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,100	2,332,383

Turkey — 0.3%
Turkiye Garanti Bankasi AS	355,237	978,714

United Kingdom — 15.5%
3i Group PLC	155,800	1,988,335
Aviva PLC	159,700	1,071,332
BAE Systems PLC	274,300	2,160,745
Barclays PLC	229,000	565,104
Barratt Developments PLC	125,500	1,091,196
Beazley PLC	55,600	372,974
Bellway PLC	37,800	1,832,757

Berkeley Group Holdings PLC	21,600	1,073,313
Bovis Homes Group PLC	69,200	1,081,047
BP PLC	398,300	2,701,523
British American Tobacco PLC	61,325	3,962,182
BT Group PLC	476,115	1,640,463
Carillion PLC(a)	188,500	113,831
Centrica PLC	319,200	719,848
ConvaTec Group PLC, 144A	18,283	47,569
Debenhams PLC	308,200	179,064
Diageo PLC	67,956	2,320,609
easyJet PLC	37,600	668,708
GKN PLC	238,100	1,003,553
GlaxoSmithKline PLC	173,900	3,121,031
Go-Ahead Group PLC	24,800	583,012
Howden Joinery Group PLC	181,978	991,036
Inchcape PLC	61,900	642,511
Informa PLC	158,729	1,469,219
Intermediate Capital Group PLC	35,100	453,222
International Consolidated Airlines Group SA	124,600	1,052,350
J Sainsbury PLC	569,000	1,832,300
John Wood Group PLC	20,700	195,734
Kingfisher PLC	296,800	1,233,980
Legal & General Group PLC	310,700	1,101,605
Lloyds Banking Group PLC	1,253,300	1,136,026
Man Group PLC	366,600	942,737
Marks & Spencer Group PLC	245,300	1,121,112
Marston’s PLC	87,720	124,194
Meggitt PLC	116,500	801,986
Old Mutual PLC	318,612	808,230
Paragon Banking Group PLC	142,700	900,571
Prudential PLC	201,520	4,946,365
Redrow PLC	100,800	871,665
RELX PLC	129,049	2,969,522
Rio Tinto Ltd.	20,100	1,071,056
Royal Mail PLC	124,900	620,645
SSE PLC	70,600	1,296,628
Unilever PLC	51,201	2,901,754
Vesuvius PLC	48,900	381,495

		58,164,139

United States — 2.4%
Aon PLC	22,370	3,208,529
Boart Longyear Ltd.*	56,600	477
Medtronic PLC	33,490	2,696,615
Shire PLC	65,130	3,208,004

		9,113,625

TOTAL COMMON STOCKS (cost $294,131,901)		366,140,144

	Units
RIGHTS* — 0.0%
Spain
Banco Santander SA, expiring 01/25/18 (cost $6,049)	128,417	6,133

WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24 (cost $0)	78,340	300

TOTAL LONG-TERM INVESTMENTS (cost $294,137,950)		366,146,577

	Shares
SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	5,249,336	5,249,336
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $2,238,166; includes $2,233,962 of cash collateral for securities on loan)(b)(w)	2,238,119	2,238,343

TOTAL SHORT-TERM INVESTMENTS (cost $7,487,502)		7,487,679

TOTAL INVESTMENTS — 99.4% (cost $301,625,452)		373,634,256
Other assets in excess of liabilities — 0.6%		2,225,169

NET ASSETS — 100.0%		$375,859,425

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $60 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,132,396; cash collateral of $2,233,962 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$19,666,282	$60
Austria	—	3,321,410	—
Belgium	—	4,458,285	—
Brazil	1,342,815	—	—
Canada	6,692,966	—	—
China	—	1,096,559	—
Denmark	—	6,435,469	—
Finland	—	4,395,401	—
France	—	39,534,981	—
Germany	—	30,453,003	—
Hong Kong	—	8,736,224	—
Ireland	1,880,757	1,488,572	—

Israel	—	1,068,582	—
Italy	—	6,534,259	—
Japan	—	80,961,131	—
Liechtenstein	—	260,326	—
Luxembourg	—	838,615	—
Netherlands	—	14,386,214	—
New Zealand	—	1,771,156	—
Norway	—	9,034,912	—
Portugal	—	1,128,708	—
Singapore	—	6,269,209	—
Spain	—	8,449,480	—
Sweden	—	9,866,193	—
Switzerland	—	25,479,714	—
Taiwan	2,332,383	—	—
Turkey	—	978,714	—
United Kingdom	—	58,164,139	—
United States	5,905,144	3,208,481	—
Rights
Spain	6,133	—	—
Warrants*
United States	—	300	—
Affiliated Mutual Funds	7,487,679	—	—

Total	$25,647,877	$347,986,319	$60

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2017 were as follows:

Banks	12.0%
Insurance	8.5
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	5.3
Chemicals	3.9
Automobiles	3.7
Auto Components	3.4
Diversified Telecommunication Services	3.2
Metals & Mining	2.7
Food & Staples Retailing	2.7
Airlines	2.5
Household Durables	2.5
Electric Utilities	2.5
Capital Markets	2.4
Affiliated Mutual Funds (including 0.6% of collateral for securities on loan)	2.0
Real Estate Management & Development	1.8
Beverages	1.8
Machinery	1.8

Professional Services	1.6
Wireless Telecommunication Services	1.5
Multiline Retail	1.4
Trading Companies & Distributors	1.4
Construction & Engineering	1.4
Personal Products	1.3
IT Services	1.3
Aerospace & Defense	1.2
Specialty Retail	1.1
Road & Rail	1.1
Paper & Forest Products	1.1
Tobacco	1.1
Software	1.0
Air Freight & Logistics	1.0
Industrial Conglomerates	1.0
Food Products	1.0
Biotechnology	0.9
Construction Materials	0.8
Marine	0.8
Health Care Equipment & Supplies	0.7
Building Products	0.7
Electronic Equipment, Instruments & Components	0.7
Electrical Equipment	0.7
Multi-Utilities	0.7
Media	0.7

Semiconductors & Semiconductor Equipment	0.6
Leisure Products	0.4
Containers & Packaging	0.4
Independent Power & Renewable Electricity Producers	0.4
Health Care Providers & Services	0.3
Diversified Financial Services	0.3
Gas Utilities	0.3
Energy Equipment & Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Internet Software & Services	0.3
Commercial Services & Supplies	0.2
Thrifts & Mortgage Finance	0.2
Technology Hardware, Storage & Peripherals	0.2
Distributors	0.2
Health Care Technology	0.2
Consumer Finance	0.1
Hotels, Restaurants & Leisure	0.0	*
Warrants	0.0	*

	99.4
Other assets in excess of liabilities	0.6

	100.0%

*	Less than +/- 0.05%

Prudential Core Bond Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
ASSET-BACKED SECURITIES — 15.1%
Automobiles — 2.7%
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410%		07/08/22	100	$99,795
Americredit Automobile Receivables Trust, Series 2017-3, Class C	2.690%		06/19/23	240	240,282
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	598,981
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	300	300,643
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	900	909,242
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 144A	1.740%		02/22/22	159	158,383
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 144A	2.130%		07/20/22	800	801,888
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 144A	1.970%		01/20/23	600	599,972
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 144A	2.620%		08/15/28	1,500	1,514,291
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 144A	2.360%		03/15/29	1,600	1,590,836
Ford Credit Floorplan Master Owner Trust A, Series 2017-3, Class A	2.480%		09/15/24	1,200	1,205,189
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, 144A	2.320%		03/25/20	200	199,773
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	22	21,538
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class A, 144A	2.160%		10/15/20	1,600	1,597,281

					9,838,094

Collateralized Loan Obligations — 8.0%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.160%	2.519	%(c)	07/15/26	500	501,728
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	2.849	%(c)	10/15/28	250	252,126
ALM Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	2.409	%(c)	04/16/27	400	401,970
Anchorage Capital CLO 6 Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	2.629	%(c)	07/15/30	750	755,179
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.639	%(c)	07/15/29	250	251,825
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-7A, Class A, 144A	—	(p)	07/15/30	750	750,000
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.619	%(c)	07/16/29	750	755,229
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	2.607	%(c)	01/16/30	250	251,280
Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	2.762	%(c)	08/05/27	250	251,093
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	2.949	%(c)	10/15/28	250	254,030
Battalion CLO Ltd. (Cayman Islands), Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	2.694	%(c)	07/18/30	250	251,699
Battalion CLO Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	2.915	%(c)	01/24/29	250	252,288

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2014-VA, Class AR, 144A, 3 Month LIBOR + 1.200%	2.563	%(c)	10/20/26	500	502,915
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A, 3 Month LIBOR + 1.530%	2.884	%(c)	07/18/27	500	500,197
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	%(c)	10/15/30	500	502,239
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	2.689	%(c)	04/13/27	500	501,636
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.503	%(c)	04/17/25	231	231,500
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	2.609	%(c)	04/15/29	750	750,069
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A, 3 Month LIBOR + 1.450%	2.813	%(c)	01/20/29	250	253,742
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.565	%(c)	05/15/25	500	503,383
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1AR, 144A, 3 Month LIBOR + 1.150%	2.525	%(c)	07/27/26	500	502,750
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	2.593	%(c)	04/20/31	750	755,276
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.550%	2.913	%(c)	04/22/27	250	250,323
Eaton Vance CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.559	%(c)	07/15/26	250	251,152
Elevation CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.539	%(c)	10/15/26	500	501,020
Elevation CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	2.904	%(c)	04/18/27	250	250,463
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.609	%(c)	01/16/26	250	251,156
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	2.529	%(c)	10/15/26	500	502,182
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A, 3 Month LIBOR + 1.450%	2.762	%(c)	05/05/27	250	250,360
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A, 3 Month LIBOR + 1.150%	2.513	%(c)	04/20/26	200	199,986
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, 3 Month LIBOR + 1.540%, MTN	2.899	%(c)	04/15/27	250	250,310
Jamestown CLO Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A, 3 Month LIBOR + 1.500%	2.863	%(c)	10/20/28	250	252,151
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.615	%(c)	05/15/26	500	500,105
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	2.559	%(c)	10/15/26	750	752,575
Limerock CLO LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.200%	2.563	%(c)	10/20/26	500	502,233
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.474	%(c)	01/18/27	500	501,437
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	2.607	%(c)	10/12/30	500	500,748
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.599	%(c)	10/15/26	250	251,145
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%, MTN	2.819	%(c)	07/15/27	250	250,500

Ocean Trails CLO (Cayman Islands), Series 2016-6A, Class A2A, 144A, 3 Month LIBOR + 1.690%	3.049	%(c)	07/15/28	250	251,648
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	%(c)	07/15/30	250	251,936
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	2.818	%(c)	10/30/27	500	501,489
OZLM Funding Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.613	%(c)	10/22/30	1,000	1,004,110
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.628	%(c)	10/30/30	500	503,646
OZLM Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	2.853	%(c)	01/20/29	750	758,576
Palmer Square CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.370%	2.723	%(c)	01/17/27	500	499,765
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	2.616	%(c)	05/21/29	500	502,388
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	2.633	%(c)	07/20/30	500	503,425
Regatta Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.020%	2.387	%(c)	07/25/26	500	500,424
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	2.845	%(c)	12/20/28	250	252,238
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.170%	2.485	%(c)	05/15/26	496	497,284
Sound Point CLO Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	3.023	%(c)	10/20/28	250	252,603
Sound Point CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	2.567	%(c)	07/25/30	500	503,639
TICP CLO Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A, 3 Month LIBOR + 1.550%	2.909	%(c)	01/15/29	500	504,679
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.534	%(c)	07/15/29	250	250,821
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.067	%(c)	10/25/28	500	502,034
Trinitas CLO Ltd. (Cayman Islands), Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	2.655	%(c)	07/25/29	500	501,527
UCG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29	500	503,352
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.569	%(c)	10/15/30	750	750,484
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A, 3 Month LIBOR + 1.420%	2.787	%(c)	07/25/26	750	753,887
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.220%	2.583	%(c)	04/20/26	1,000	1,002,205
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.013	%(c)	10/20/28	500	502,824
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	2.683	%(c)	04/20/29	250	251,439
Zais CLO 6 Ltd. (Cayman Islands), Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	2.729	%(c)	07/15/29	250	252,448
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	2.647	%(c)	04/15/30	250	251,145

					28,960,016

Consumer Loans — 1.0%
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	597	597,897

OneMain Financial Issuance Trust, Series 2017-1A, Class A2, 144A, 1 Month LIBOR + 0.800%	2.039	%(c)	09/14/32	800	804,487
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050%		04/25/29	214	215,269
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	345	346,956
Springleaf Funding Trust, Series 2016-AA, Class A, 144A	2.900%		11/15/29	800	805,499
Springleaf Funding Trust, Series 2017-AA, Class A, 144A	2.680%		07/15/30	700	698,320

					3,468,428

Credit Cards — 1.9%
American Express Credit Account Master Trust, Series 2017-2, Class A, 1 Month LIBOR + 0.450%	1.689	%(c)	09/16/24	1,100	1,108,313
American Express Credit Account Master Trust, Series 2017-5, Class A, 1 Month LIBOR + 0.380%	1.619	%(c)	02/18/25	500	502,252
Chase Issuance Trust, Series 2017-A2, Class A, 1 Month LIBOR + 0.400%	1.639	%(c)	03/15/24	500	502,304
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3, 1 Month LIBOR + 0.490%	1.725	%(c)	12/07/23	800	807,767
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.620%	1.859	%(c)	04/22/26	800	808,944
Citibank Credit Card Issuance Trust, Series 2017-A7, Class A7, 1 Month LIBOR + 0.370%	1.605	%(c)	08/08/24	900	903,948
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 1 Month LIBOR + 0.490%	1.729	%(c)	07/15/24	900	908,930
Discover Card Execution Note Trust, Series 2017-A4, Class A4	2.530%		10/15/26	800	798,916
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Month LIBOR + 0.600%	1.839	%(c)	12/15/26	400	404,051

					6,745,425

Equipment — 0.2%
MMAF Equipment Finance LLC, Series 2017-AA, Class A4, 144A	2.410%		08/16/24	800	798,043

Other — 0.0%
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	97	97,193

Residential Mortgage-Backed Securities — 1.0%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.385	%(c)	12/26/46	746	748,120
Credit Suisse Mortgage Trust, Series 2017-3R, 144A, 1 Month Libor + 2.000%	3.239	%(c)	02/27/47	440	439,639
Credit Suisse Mortgage Trust, Series 2017-6R, Class 1A1, 144A, 1 Month Libor + 1.550%	2.786	%(c)	03/06/47	599	600,333
RAAC Trust, Series 2007-SP3, Class A1, 1 Month LIBOR + 1.200%	2.438	%(c)	09/25/47	293	290,503
Towd Point Mortgage Trust, Series 2017-4, Class A1, 144A	2.750	%(cc)	06/25/57	1,386	1,389,343
VOLT LVII LLC, Series 2017-NPL4, Class A1, 144A	3.375	%(cc)	04/25/47	101	101,716
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250	%(cc)	04/25/59	122	122,188

					3,691,842

Student Loans — 0.3%
Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 144A	2.680%		09/25/42	1,100	1,099,770

TOTAL ASSET-BACKED SECURITIES (cost $54,465,531)					54,698,811

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.2%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	300	297,380
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937%		08/14/36	500	489,760
CD Mortgage Trust, Series 2016-CD1, Class A3	2.459%		08/10/49	500	481,682
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585%		12/10/54	2,000	2,068,683
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878%		02/10/48	1,100	1,097,853
Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A3	2.896%		11/15/49	900	891,066
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3	3.203%		09/15/50	1,700	1,719,617
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826%		10/10/49	800	788,215
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3	3.127%		06/15/50	1,200	1,206,149
Fannie Mae-Aces, Series 2015-M7, Class AB2	2.502%		12/25/24	490	483,029
Fannie Mae-Aces, Series 2016-M7, Class AB2	2.385%		09/25/26	200	193,295
Fannie Mae-Aces, Series 2016-M11, Class A2	2.369	%(cc)	07/25/26	1,200	1,159,709
Fannie Mae-Aces, Series 2016-M13, Class A2	2.477	%(cc)	09/25/26	1,900	1,853,916
Fannie Mae-Aces, Series 2017-M1, Class A2	2.417	%(cc)	10/25/26	500	485,072
Fannie Mae-Aces, Series 2017-M4, Class A2	2.597	%(cc)	12/25/26	2,500	2,456,520
Fannie Mae-Aces, Series 2017-M8, Class A2	3.061	%(cc)	05/25/27	1,900	1,932,815
FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2	3.527	%(cc)	10/25/23	1,100	1,164,510
FHLMC Multifamily Structured Pass-Through Certificates, Series K053, Class A2	2.995%		12/25/25	350	357,873
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class AM	2.624%		08/25/26	1,650	1,614,940
FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class AM	3.315%		08/25/27	1,500	1,547,126
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119%		05/10/50	1,000	1,013,234
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	2,000	2,036,421
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	1,100	1,099,914
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class ASB	3.241%		09/15/50	575	591,029
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4	3.414%		03/15/50	1,400	1,441,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%		08/15/49	1,000	969,131
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4	2.627%		08/15/49	700	678,858
Ladder Capital Mortgage Trust, Series 2017-LC26, Class A3, 144A	3.289%		07/12/50	1,600	1,614,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790%		02/15/48	850	856,803
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A3	2.791%		11/15/49	900	885,920
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3	2.531%		08/15/49	1,200	1,154,738
UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB	3.264%		08/15/50	800	817,860
UBS Commercial Mortgage Trust, Series 2017-C3, Class ASB	3.215%		08/15/50	900	914,195
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3FL, 144A, 1 Month LIBOR + 0.790%	2.029	%(c)	04/10/46	750	758,914

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4	3.244%		04/10/46	101	103,987
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2	2.399%		08/15/49	1,200	1,148,666
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%		07/15/48	1,900	1,855,248
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3	2.642%		11/15/49	1,500	1,463,569
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4	3.190%		07/15/50	1,000	1,012,415
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4	3.374%		03/15/50	1,400	1,438,011

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,285,083)					44,143,769

CORPORATE BONDS — 30.9%
Aerospace & Defense — 0.1%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	150	158,250
Harris Corp., Sr. Unsec’d. Notes	3.832%		04/27/25	30	31,143

					189,393

Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	101,396
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	3.222%		08/15/24	890	895,886

					997,282

Airlines — 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Thru Certificates	4.950%		07/15/24	212	226,136
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Thru Certificates	3.375%		11/01/28	95	95,803
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Thru Certificates	7.750%		06/17/21	171	186,209
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%		03/13/20	285	287,818
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Thru Certificates	2.875%		04/07/30	400	390,440

					1,186,406

Auto Manufacturers — 1.3%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250%		09/15/23	645	632,315
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	295	295,767
Ford Motor Co., Sr. Unsec’d. Notes	4.346%		12/08/26	250	260,514
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	100	98,834
Ford Motor Co., Sr. Unsec’d. Notes	5.291%		12/08/46	300	317,820
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	1,350	1,351,890
General Motors Financial Co., Inc., Gtd. Notes	3.150%		01/15/20	550	560,128
General Motors Financial Co., Inc., Gtd. Notes	3.450%		04/10/22	180	184,021
General Motors Financial Co., Inc., Gtd. Notes	4.350%		01/17/27	560	576,040
General Motors Financial Co., Inc., Gtd. Notes	5.250%		03/01/26	375	409,662
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150%		02/26/20	175	174,055

					4,861,046

Banks — 7.5%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.248%		10/21/27	1,010	994,092
Bank of America Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 1.370%, GMTN	3.593	%(c)	07/21/28	590	595,967

Bank of America Corp., Sr. Unsec’d. Notes	3.824%	01/20/28	245	252,262
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%	01/22/24	200	213,039
Bank of America Corp., Sr. Unsec’d. Notes	4.443%	01/20/48	430	466,025
Bank of America Corp., Sr. Unsec’d. Notes	5.750%	12/01/17	100	100,341
Bank of America Corp., Sub. Notes, MTN	4.000%	01/22/25	800	828,547
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.200%	08/16/23	450	438,549
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.200%	08/10/21	345	349,492
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	230	234,598
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	01/12/26	200	209,562
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.950%	01/10/47	200	220,236
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22	435	439,647
BPCE SA (France), Gtd. Notes, 144A, MTN	3.000%	05/22/22	250	251,179
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	250	246,419
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	290	286,475
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%	05/01/26	350	353,170
Citigroup, Inc., Sr. Unsec’d. Notes	3.520%	10/27/28	180	179,500
Citigroup, Inc., Sr. Unsec’d. Notes	3.887%	01/10/28	670	690,574
Citigroup, Inc., Sr. Unsec’d. Notes	4.281%	04/24/48	220	231,190
Citigroup, Inc., Sub. Notes	4.300%	11/20/26	85	88,979
Citigroup, Inc., Sub. Notes	4.450%	09/29/27	840	886,421
Citigroup, Inc., Sub. Notes	4.750%	05/18/46	10	10,855
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.750%	01/29/18	310	310,156
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%	02/13/18	320	320,066
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125%	09/01/22	200	197,425
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	1.875%	01/29/20	250	248,960
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	1.875%	09/15/21	250	245,821
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	2.250%	02/18/20	500	501,143
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23	250	265,650
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.272%	09/29/25	1,160	1,155,965
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%	01/23/25	75	76,168
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.850%	01/26/27	475	486,010
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%	02/15/19	1,250	1,335,963
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%	03/03/24	1,365	1,439,934
Goldman Sachs Group, Inc. (The), Sub. Notes	4.250%	10/21/25	250	260,830
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	335	381,518
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%	10/01/26	410	402,765
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.125%	01/23/25	315	316,833
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	01/25/23	100	102,321
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	230	229,779
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.540%	05/01/28	225	227,224
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%	05/13/24	875	911,867
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	420	423,571
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	100	106,205
JPMorgan Chase & Co., Sub. Notes	3.875%	09/10/24	375	391,232

JPMorgan Chase & Co., Sub. Notes	4.250%	10/01/27	375	396,259
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	305,907
Morgan Stanley, Sr. Unsec’d. Notes	3.971%	07/22/38	375	379,824
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%	10/23/24	500	519,456
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	470	490,346
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%	11/17/21	420	420,606
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.375%	01/22/47	210	223,025
Morgan Stanley, Sub. Notes, GMTN	4.350%	09/08/26	800	838,581
Morgan Stanley, Series F, Sr. Unsec’d. Notes, MTN	3.875%	04/29/24	365	383,346
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%	02/10/20	335	334,845
National City Corp., Sub. Notes	6.875%	05/15/19	780	836,435
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN (original cost $199,444; purchased 09/09/15)(f)	1.875%	09/17/18	200	200,296
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	220	225,641
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571%	01/10/23	430	439,054
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	250	251,801
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%	10/19/21	235	234,221
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	350	352,101
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875%	09/07/21	465	456,877
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A,	2.859%	08/15/23	570	569,202
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000%	04/15/21	345	350,184

				27,112,532

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	180	197,075
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	50	56,230

				253,305

Biotechnology — 0.8%
Amgen, Inc., Sr. Unsec’d. Notes^	3.200%	11/02/27	470	468,125
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51	420	454,230
Celgene Corp., Sr. Unsec’d. Notes	2.125%	08/15/18	460	461,313
Celgene Corp., Sr. Unsec’d. Notes	3.250%	08/15/22	125	127,708
Celgene Corp., Sr. Unsec’d. Notes^	4.350%	11/15/47	475	473,732
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	220	218,931
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.700%	04/01/24	500	526,323

				2,730,362

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	40,641
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250%	09/27/23	735	714,834
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	350	358,312
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	520	551,297
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	350	367,233
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	550	556,343
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	290	311,695
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	250	264,231
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	310	354,945

				3,519,531

Commercial Services — 0.5%
Equifax, Inc., Sr. Unsec’d. Notes	3.300%	12/15/22	350	347,756

ERAC USA Finance LLC, Gtd. Notes, 144A	2.700%	11/01/23	580	567,941
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500%	02/15/45	75	75,190
President & Fellows of Harvard College, Unsec’d. Notes	3.300%	07/15/56	160	153,032
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	250	271,862
University of Southern California, Unsec’d. Notes	3.028%	10/01/39	310	289,647

				1,705,428

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	85	80,844
Apple, Inc., Sr. Unsec’d. Notes	3.850%	08/04/46	525	530,959
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	75	76,345
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	55	55,465

				743,613

Containers & Packaging — 0.4%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	700	754,642
WestRock RKT Co., Gtd. Notes	4.000%	03/01/23	540	564,835

				1,319,477

Diversified Financial Services — 0.6%
CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%	11/02/27	250	250,167
Jefferies Group LLC, Sr. Unsec’d. Notes	6.450%	06/08/27	150	175,441
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	470	473,949
Visa, Inc., Sr. Unsec’d. Notes	2.150%	09/15/22	1,130	1,121,358

				2,020,915

Diversified Machinery — 0.1%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.050%	03/01/20	270	269,870
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875%	03/01/25	115	114,155
Xylem, Inc., Sr. Unsec’d. Notes	3.250%	11/01/26	70	69,922

				453,947

Electric — 3.3%
Alabama Power Co., Sr. Unsec’d. Notes	2.800%	04/01/25	75	73,984
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	2.400%	09/01/26	190	181,152
Commonwealth Edison Co., 1st Mortgage	3.700%	03/01/45	40	40,231
Commonwealth Edison Co., 1st Mortgage	3.750%	08/15/47	775	788,643
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300%	12/01/56	40	43,051
Consumers Energy Co., 1st Mortgage	3.250%	08/15/46	155	142,106
Delmarva Power & Light Co., 1st Mortgage	4.150%	05/15/45	60	64,233
Dominion Energy, Inc., Sr. Unsec’d. Notes	2.850%	08/15/26	55	53,299
DTE Energy Co., Sr. Unsec’d. Notes	2.850%	10/01/26	350	337,499
Duke Energy Corp., Sr. Unsec’d. Notes	2.650%	09/01/26	145	139,152
Duke Energy Corp., Sr. Unsec’d. Notes	3.950%	08/15/47	185	185,618
Duke Energy Florida LLC, 1st Mortgage	3.200%	01/15/27	600	605,966
Duke Energy Florida LLC, 1st Mortgage	3.400%	10/01/46	185	176,074
Duke Energy Progress LLC, 1st Mortgage	3.700%	10/15/46	75	75,504
Emera US Finance LP (Canada), Gtd. Notes	2.150%	06/15/19	350	349,781
Emera US Finance LP (Canada), Gtd. Notes	3.550%	06/15/26	75	75,712
Entergy Corp., Sr. Unsec’d. Notes	4.000%	07/15/22	260	275,129
Entergy Corp., Sr. Unsec’d. Notes	5.125%	09/15/20	250	265,985
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055%	10/04/26	350	339,827
MidAmerican Energy Co., 1st Mortgage	3.950%	08/01/47	225	237,440
Monongahela Power Co., 1st Mortgage, 144A(a)	4.100%	04/15/24	851	903,250
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25	60	59,790
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	405	405,546
PECO Energy Co., 1st Ref. Mort	4.800%	10/15/43	120	137,731

PPL Capital Funding, Inc., Gtd. Notes	4.000%	09/15/47	500	506,667
Public Service Electric & Gas Co., 1st Mortgage, MTN	2.250%	09/15/26	370	349,201
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300%	05/01/18	1,300	1,323,176
Southern Power Co., Series D, Sr. Unsec’d. Notes	1.950%	12/15/19	430	427,977
Southwestern Electric Power Co., Sr. Unsec’d. Notes	2.750%	10/01/26	675	651,203
Southwestern Public Service Co., First Mortgage	3.700%	08/15/47	355	354,934
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000%	09/26/27	465	462,967
Union Electric Co., Sr. Sec’d. Notes	3.650%	04/15/45	50	49,543
Virginia Electric & Power Co., Series A, Sr. Unsec’d. Notes	3.500%	03/15/27	535	554,982
Virginia Electric & Power Co., Series C, Sr. Unsec’d. Notes	4.000%	11/15/46	175	181,871
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050%	10/15/27	535	534,895
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350%	12/01/26	510	516,775

				11,870,894

Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250%	10/31/26	200	203,200

Foods — 0.7%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29	280	344,101
JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000%	03/15/22	115	116,809
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26	110	106,288
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	35	34,177
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	75	82,249
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%	01/15/21	285	292,204
Kroger Co. (The), Sr. Unsec’d. Notes	3.875%	10/15/46	65	57,597
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%	10/28/21	500	490,660
Tyson Foods, Inc., Sr. Unsec’d. Notes	2.250%	08/23/21	985	977,210

				2,501,295

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600%	03/01/25	220	226,886
International Paper Co., Sr. Unsec’d. Notes	4.350%	08/15/48	250	257,117
International Paper Co., Sr. Unsec’d. Notes	4.400%	08/15/47	180	185,287
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44	170	185,185

				854,475

Gas — 0.3%
Centerpoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100%	09/01/47	305	312,877
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	135	135,598
Southern Co. Gas Capital Corp., Gtd. Notes	2.450%	10/01/23	555	540,062

				988,537

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	750	747,918

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	2.000%	09/15/18	395	395,539
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	495	502,728
Baxter International, Inc., Sr. Unsec’d. Notes	2.600%	08/15/26	170	162,628
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685%	12/15/44	160	168,112
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	140	145,390
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	328	362,317
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950%	09/19/26	105	102,776

				1,839,490

Healthcare-Services — 1.2%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	100	101,962
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	170	226,436
AHS Hospital Corp., Unsec’d. Notes	5.024%	07/01/45	200	237,371
Anthem, Inc., Sr. Unsec’d. Notes	7.000%	02/15/19	310	329,568
Baptist Health South Florida, Inc., Sec’d. Notes	4.342%	11/15/41	350	372,992
Cigna Corp., Sr. Unsec’d. Notes	3.250%	04/15/25	270	272,103
HCA, Inc., Sr. Sec’d. Notes	3.750%	03/15/19	700	710,500
Humana, Inc., Sr. Unsec’d. Notes	3.950%	03/15/27	85	87,786
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	260	275,818
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200%	07/01/55	75	78,984
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	40	41,385
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746%	10/01/26	40	38,274
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	190	194,209
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24	410	426,810
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949%	07/01/46	175	173,681
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.950%	10/15/27	170	168,204
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.375%	04/15/27	295	303,473
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.200%	01/15/47	415	440,504

				4,480,060

Household Products/Wares — 0.2%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000%	06/26/27	905	882,748

Housewares — 0.2%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	240	243,842
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	35	36,884
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46	425	504,455

				785,181

Insurance — 1.1%
American International Group, Inc., Sr. Unsec’d. Notes	3.900%	04/01/26	410	424,918
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44	260	272,420
American International Group, Inc., Sr. Unsec’d. Notes	4.800%	07/10/45	150	164,417
Arch Capital Finance LLC, Gtd. Notes	5.031%	12/15/46	95	107,422
Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	100	112,740
Chubb INA Holdings, Inc., Gtd. Notes	3.150%	03/15/25	95	96,648
Chubb INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45	300	332,264
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	300	326,508
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	150	197,228
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	115	144,275
Markel Corp., Sr. Unsec’d. Notes	3.625%	03/30/23	400	410,766
MetLife, Inc., Series D, Sr. Unsec’d. Notes	4.368%	09/15/23	80	87,009
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	225	224,426
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	120	157,189
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19	150	152,175
Principal Financial Group, Inc., Gtd. Notes	3.100%	11/15/26	105	104,596
Principal Financial Group, Inc., Gtd. Notes	4.300%	11/15/46	140	146,539
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	140	147,257
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	140	138,549
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	120	136,310

				3,883,656

Lodging — 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	250	252,419
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	06/15/26	250	248,263

				500,682

Media — 1.2%
21st Century Fox America, Inc., Gtd. Notes	4.750%	11/15/46	130	140,459
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	5.375%	05/01/47	50	50,618
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	80	92,198
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.484%	10/23/45	95	108,778
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55	275	330,409
Comcast Corp., Gtd. Notes	2.350%	01/15/27	1,350	1,265,548
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150%	08/15/24	800	793,667
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350%	09/15/26	195	191,370
Discovery Communications LLC, Gtd. Notes	5.000%	09/20/37	40	41,238
Discovery Communications LLC, Gtd. Notes	5.200%	09/20/47	155	157,997
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	5.000%	05/13/45	200	199,604
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500%	09/01/41	150	157,631
Time Warner, Inc., Gtd. Notes	3.400%	06/15/22	850	873,336
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27	100	99,956

				4,502,809

Mining — 0.1%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250%	04/01/42	50	58,195
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	235,810
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	90	105,207
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40	100	125,188

				524,400

Miscellaneous Manufacturing — 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	175,943
Pentair Finance SA (United Kingdom), Gtd. Notes	2.650%	12/01/19	420	420,549

				596,492

Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125%	09/27/21	745	734,384
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750%	01/06/23	185	184,580
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%	02/11/20	100	105,028

				1,023,992

Office & Business Equipment — 0.0%
Xerox Corp., Sr. Unsec’d. Notes	2.750%	09/01/20	137	136,316

Oil & Gas — 2.1%
Anadarko Finance Co., Gtd. Notes	7.500%	05/01/31	100	126,635
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	500	507,805
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250%	03/15/38	175	216,343
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	350	415,395
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	125,307
Concho Resources, Inc., Gtd. Notes	4.875%	10/01/47	55	58,516

Devon Energy Corp., Sr. Unsec’d. Notes	4.750%	05/15/42	100	101,841
Devon Financing Co. LLC, Gtd. Notes	7.875%	09/30/31	250	328,776
Encana Corp. (Canada), Sr. Unsec’d. Notes	6.500%	08/15/34	200	244,943
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%	03/15/25	190	201,773
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.000%	04/15/24	150	156,245
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	300	318,423
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800%	09/15/37	200	252,113
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	3.875%	04/19/22	200	202,294
Kerr-McGee Corp., Gtd. Notes	7.875%	09/15/31	250	326,384
Noble Energy, Inc., Sr. Unsec’d. Notes	3.900%	11/15/24	425	438,188
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	150	157,683
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A	5.375%	03/13/22	80	85,032
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	480	510,000
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	90	91,125
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A, MTN	6.750%	09/21/47	690	711,183
Petroleos Mexicanos (Mexico), Gtd. Notes, MTN	6.875%	08/04/26	390	438,165
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	5.300%	01/20/27	220	232,650
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	200	200,250
Statoil ASA (Norway), Gtd. Notes	2.250%	11/08/19	800	805,306
Valero Energy Corp., Sr. Unsec’d. Notes	3.400%	09/15/26	220	219,993

				7,472,368

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%	12/21/25	500	526,714

Pharmaceuticals — 1.2%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	105	107,935
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	550	589,379
Allergan Funding SCS, Gtd. Notes	4.550%	03/15/35	225	236,616
Allergan Funding SCS, Gtd. Notes	4.750%	03/15/45	129	136,085
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25	55	55,711
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000%	10/08/21	150	152,788
Express Scripts Holding Co., Gtd. Notes(a)	3.400%	03/01/27	325	319,228
Express Scripts Holding Co., Gtd. Notes	4.500%	02/25/26	700	743,633
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	4.600%	06/01/44	70	76,602
Mylan NV, Gtd. Notes	3.950%	06/15/26	400	399,528
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875%	09/23/23	225	222,735
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	1,220	1,189,373
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100%	10/01/46	15	11,993

				4,241,606

Pipelines — 1.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150%	08/15/26	555	557,753
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	50	51,500
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350%	03/15/20	150	156,375
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500%	01/31/19	420	442,837
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/20	600	643,998
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	275	266,149
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	10/03/47	375	370,192
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	130	133,968
MPLX LP, Sr. Unsec’d. Notes	4.875%	06/01/25	200	216,618
MPLX LP, Sr. Unsec’d. Notes	5.200%	03/01/47	5	5,353

ONEOK, Inc., Gtd. Notes	4.950%	07/13/47	85	86,942
ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	300	346,723
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	225	226,467
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550%	10/01/26	310	306,800
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700%	06/15/44	270	249,429
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375%	10/15/26	140	139,338
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	09/15/25	350	361,478
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	325	344,191

				4,906,111

Real Estate Investment Trusts (REITs) — 0.8%
Camden Property Trust, Sr. Unsec’d. Notes	4.625%	06/15/21	200	212,078
DDR Corp., Sr. Unsec’d. Notes	3.900%	08/15/24	1,160	1,169,789
HCP, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	300	309,906
Realty Income Corp., Sr. Unsec’d. Notes	6.750%	08/15/19	240	259,257
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	135	135,187
Welltower, Inc., Sr. Unsec’d. Notes	6.125%	04/15/20	430	469,106
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625%	09/15/23	425	463,209

				3,018,532

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	625	698,394
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	150	170,593
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	65	60,284
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700%	12/09/35	30	33,292
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.625%	12/15/47	215	219,773

				1,182,336

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	480	493,836

Software — 0.5%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	200	207,778
Fiserv, Inc., Sr. Unsec’d. Notes	3.850%	06/01/25	500	523,583
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	290	291,979
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	125	128,502
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	405	415,591
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	350	361,596

				1,929,029

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	530	523,304
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	60	58,484
AT&T, Inc., Sr. Unsec’d. Notes	4.900%	08/14/37	150	149,681
AT&T, Inc., Sr. Unsec’d. Notes	5.250%	03/01/37	445	465,481
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	170	168,337
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	290	298,583
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.600%	04/01/21	100	107,542

				1,771,412

Textiles — 0.3%
Cintas Corp. No. 2, Gtd. Notes	2.900%	04/01/22	385	390,987
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	815	849,488

				1,240,475

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	280	307,184

Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550%		03/01/19	250	262,089
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%		05/15/19	250	269,705
CSX Corp., Sr. Unsec’d. Notes	2.600%		11/01/26	420	402,503
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%		03/02/20	110	111,065

					1,352,546

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.050%		01/09/20	300	305,332

Water — 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750%		09/01/47	270	272,456
American Water Capital Corp., Sr. Unsec’d. Notes	4.000%		12/01/46	145	150,386

					422,842

TOTAL CORPORATE BONDS (cost $110,883,214)					112,278,521

FOREIGN GOVERNMENT BONDS — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125%		10/11/27	1,140	1,125,695
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A, EMTN	1.125%		08/03/19	200	197,637
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	200	212,000
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	1.875%		09/16/19	200	199,579
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	106	163,452
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	3.750%		04/25/22	200	207,851
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN	4.750%		01/08/26	200	218,039
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		06/01/20	200	199,999
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		07/21/20	400	400,299
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.250%		02/24/20	200	200,677
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125%		10/25/23	200	193,614
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.625%		04/20/22	400	401,222
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125%		03/09/21	260	291,200
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	200	208,800
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000%		03/17/23	100	102,122
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	100	94,660
Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250%		05/18/22	165	164,662
Province of Ontario (Canada), Sr. Unsec’d. Notes	4.400%		04/14/20	120	126,776
Province of Quebec (Canada), Sr. Unsec’d. Notes	2.750%		04/12/27	415	414,012
Province of Quebec (Canada), Unsec’d. Notes, MTN	7.140	%(cc)	02/27/26	100	126,987
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375%		10/26/21	205	201,523
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875%		03/04/23	460	458,160

Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.500%		06/08/22	400	399,956
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	250	270,755
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100%		06/18/50	150	160,875

TOTAL FOREIGN GOVERNMENT BONDS (cost $6,704,089)					6,740,552

MUNICIPAL BONDS — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263%		09/15/32	40	42,615

California — 0.2%
California Educational Facilities Authority, Revenue Bonds, BABs	5.000%		06/01/46	130	174,201
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582%		05/15/39	300	389,445
University of California, Revenue Bonds	3.931%		05/15/45	30	30,343
University of California, Revenue Bonds	4.131%		05/15/45	30	31,028

					625,017

Illinois — 0.2%
State of Illinois	5.000%		11/01/22	765	826,827

New Jersey — 0.1%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102%		01/01/41	250	368,720

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511%		12/01/45	150	192,435
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	6.105%		12/01/39	70	94,131

					286,566

Texas — 0.1%
University of Texas System (The), Revenue Bonds	5.000%		08/15/47	305	397,989

Virginia — 0.0%
University of Virginia	4.179%		09/01/17	130	130,953

TOTAL MUNICIPAL BONDS (cost $2,659,283)					2,678,687

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.8%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250%		12/25/33	8	7,835
American Home Mortgage Investment Trust, Series 2004-4, Class 5A, 6 Month LIBOR + 2.000%	3.509	%(c)	02/25/45	20	20,537
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(cc)	01/27/30	247	246,064
Bayview Opportunity Master Fund IIIb Trust, Series 2017-CRT2, Class M, 144A, 1 Month LIBOR + 2.000%	3.240	%(c)	11/25/27	168	167,523
Bayview Opportunity Master Fund IVb Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.390	%(c)	10/25/28	280	280,810
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250%		04/26/37	330	290,405
Bear Stearns ARM Trust, Series 2005-5, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.150%	2.820	%(c)	08/25/35	113	112,909

Bellemeade Re Ltd. (Bermuda), Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%^	2.738	%(c)	10/25/27	250	250,469
CIM Trust, Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	12/25/57	459	463,222
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	01/25/57	1,015	1,027,578
CIM Trust, Series 2017-6, Class A1, 144A	3.015	%(cc)	06/25/57	497	494,187
CIM Trust, Series 2017-8, Class A1, 144A^	3.000%		12/25/65	1,110	1,110,617
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500%		04/25/33	8	7,621
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1, 1 Month LIBOR + 2.150%	3.388	%(c)	09/25/28	57	57,942
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	2.688	%(c)	01/25/29	98	99,312
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	7.000%		10/25/43	131	156,658
FHLMC Structured Pass-Through Securities, Series T-75, Class A1, 1 Month LIBOR + 0.040%	1.278	%(c)	12/25/36	127	126,735
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1 Month LIBOR + 0.900%	2.138	%(c)	10/25/27	167	166,731
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	2.538	%(c)	03/25/29	240	243,229
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	2.538	%(c)	04/25/29	260	263,428
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M1, 1 Month LIBOR + 1.200%	2.438	%(c)	07/25/29	623	630,095
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class M1, 1 Month LIBOR + 0.750%	1.988	%(c)	03/25/30	1,492	1,497,329
Government National Mortgage Assoc., Series 2000-9, Class FG, 1 Month LIBOR + 0.600%	1.839	%(c)	02/16/30	22	21,939
Government National Mortgage Assoc., Series 2000-9, Class FH, 1 Month LIBOR + 0.500%	1.739	%(c)	02/16/30	17	17,116
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	3.282	%(cc)	09/25/35	80	81,096
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	04/01/22	511	512,807
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.235	%(c)	05/01/22	1,648	1,644,665
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.237	%(c)	05/01/22	1,630	1,630,190
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A, 1 Month LIBOR + 1.000%	2.235	%(c)	10/25/35	75	71,134
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A, 1 Month LIBOR + 0.210%	1.448	%(c)	02/25/36	137	130,813
Mill City Mortgage Loan Trust, Series 2017-3, Class A1, 144A	2.750	%(cc)	02/25/58	988	990,037
Mortgage Repurchase Agreement Financing Trust, Series 2016-4, Class A1, 144A, 1 Month LIBOR + 1.200%	2.435	%(c)	05/10/19	1,350	1,346,472
Mortgage Repurchase Agreement Financing Trust, Series 2016-5, Class A, 144A, 1 Month LIBOR + 1.170%	2.405	%(c)	06/10/19	200	199,998
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A2, 144A, 1 Month LIBOR + 0.850%	2.085	%(c)	07/10/19	560	560,156
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month LIBOR + 0.760%	1.999	%(c)	10/20/27	65	62,214
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1, 1 Month LIBOR + 0.250%	1.488	%(c)	07/19/35	63	59,883
Towd Point Mortgage Trust, Series 2017-5, Class A1, 144A, 1 Month LIBOR + 0.600%^	1.842	%(c)	02/25/57	1,500	1,500,000

Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.344	%(c)	06/25/42	117	112,676
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR9, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.344	%(c)	08/25/42	6	6,167
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.290%	1.528	%(c)	10/25/45	735	737,779

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $17,321,787)					17,406,378

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.2%
Federal Home Loan Mortgage Corp.	3.000%		12/01/46	1,468	1,471,381
Federal Home Loan Mortgage Corp.	4.000%		08/01/46	481	504,774
Federal Home Loan Mortgage Corp.	1.500%		01/17/20	255	253,952
Federal Home Loan Mortgage Corp.	1.625%		09/29/20	425	422,851
Federal Home Loan Mortgage Corp.	2.000%		01/01/32	558	547,255
Federal Home Loan Mortgage Corp.	2.500%		01/01/29	813	821,832
Federal Home Loan Mortgage Corp.	2.500%		01/01/32	491	493,627
Federal Home Loan Mortgage Corp.	3.000%		01/01/37	523	531,747
Federal Home Loan Mortgage Corp.	3.000%		07/01/43	769	773,554
Federal Home Loan Mortgage Corp.	3.000%		01/01/47	1,494	1,497,100
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	718	741,700
Federal Home Loan Mortgage Corp.	3.500%		09/01/42	940	971,149
Federal Home Loan Mortgage Corp.	3.500%		06/01/43	488	503,701
Federal Home Loan Mortgage Corp.	3.500%		05/01/45	770	791,892
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,000	2,052,305
Federal Home Loan Mortgage Corp.(tt)	3.500%		TBA	2,500	2,570,019
Federal Home Loan Mortgage Corp.	4.000%		12/01/40	290	304,994
Federal Home Loan Mortgage Corp.	4.000%		01/01/41	557	586,393
Federal Home Loan Mortgage Corp.	4.000%		04/01/42	781	822,005
Federal Home Loan Mortgage Corp.	4.000%		10/01/45	419	440,036
Federal Home Loan Mortgage Corp.	4.000%		TBA	2,000	2,098,906
Federal Home Loan Mortgage Corp.	4.500%		06/01/42	258	276,294
Federal Home Loan Mortgage Corp.	4.500%		09/01/44	347	370,387
Federal Home Loan Mortgage Corp.	5.000%		08/01/40	522	571,717
Federal National Mortgage Assoc.	3.000%		02/01/43	454	456,525
Federal National Mortgage Assoc.	3.500%		08/01/31	873	908,441
Federal National Mortgage Assoc.	3.500%		10/01/42	737	761,274
Federal National Mortgage Assoc.	3.500%		06/01/45	1,422	1,462,639
Federal National Mortgage Assoc.	3.500%		09/01/45	957	984,098
Federal National Mortgage Assoc.	4.000%		12/01/41	718	757,028
Federal National Mortgage Assoc.	4.500%		08/01/41	957	1,028,216
Federal National Mortgage Assoc.	4.500%		08/01/44	715	765,275
Federal National Mortgage Assoc.	4.500%		01/01/45	479	513,206
Federal National Mortgage Assoc.	5.000%		03/01/42	829	902,161
Federal National Mortgage Assoc.	2.000%		10/05/22	740	737,249
Federal National Mortgage Assoc.	2.500%		05/01/30	701	706,757
Federal National Mortgage Assoc.	2.500%		11/01/31	496	498,248
Federal National Mortgage Assoc.	2.500%		11/01/31	498	500,273
Federal National Mortgage Assoc.	2.500%		02/01/43	176	171,000
Federal National Mortgage Assoc.	2.500%		09/01/46	482	465,630
Federal National Mortgage Assoc.	2.500%		10/01/46	474	457,427
Federal National Mortgage Assoc.	2.625	%(c)	08/01/24	11	10,840
Federal National Mortgage Assoc.	3.000%		TBA	2,500	2,558,301
Federal National Mortgage Assoc.	3.000%		06/01/30	491	504,198
Federal National Mortgage Assoc.	3.000%		11/01/36	458	465,765

Federal National Mortgage Assoc.	3.000%		10/01/42	446	449,053
Federal National Mortgage Assoc.	3.000%		10/01/42	731	734,963
Federal National Mortgage Assoc.	3.000%		04/01/43	749	752,998
Federal National Mortgage Assoc.	3.000%		06/01/43	968	974,058
Federal National Mortgage Assoc.	3.000%		06/01/43	1,166	1,172,747
Federal National Mortgage Assoc.	3.000%		07/01/43	983	988,170
Federal National Mortgage Assoc.	3.000%		TBA	1,000	1,000,547
Federal National Mortgage Assoc.	3.500%		12/01/29	331	344,133
Federal National Mortgage Assoc.	3.500%		TBA	1,250	1,285,010
Federal National Mortgage Assoc.	3.500%		10/01/41	314	324,087
Federal National Mortgage Assoc.	3.500%		04/01/42	630	651,090
Federal National Mortgage Assoc.	3.500%		05/01/42	649	670,649
Federal National Mortgage Assoc.	3.500%		06/01/42	1,369	1,413,932
Federal National Mortgage Assoc.	3.500%		10/01/42	1,032	1,065,191
Federal National Mortgage Assoc.	3.500%		06/01/43	483	497,866
Federal National Mortgage Assoc.	3.500%		06/01/45	742	763,144
Federal National Mortgage Assoc.	3.500%		10/01/45	1,256	1,291,962
Federal National Mortgage Assoc.	3.500%		01/01/46	999	1,027,862
Federal National Mortgage Assoc.	3.500%		01/01/46	439	451,732
Federal National Mortgage Assoc.	4.000%		TBA	500	524,805
Federal National Mortgage Assoc.	4.000%		02/01/41	835	879,775
Federal National Mortgage Assoc.	4.000%		09/01/44	512	538,190
Federal National Mortgage Assoc.	4.000%		10/01/44	1,294	1,358,928
Federal National Mortgage Assoc.	4.000%		12/01/45	423	444,284
Federal National Mortgage Assoc.	4.500%		08/01/40	235	253,079
Federal National Mortgage Assoc.	4.500%		04/01/41	125	134,810
Federal National Mortgage Assoc.	4.500%		08/01/41	370	398,233
Federal National Mortgage Assoc.	4.500%		TBA	1,000	1,067,988
Federal National Mortgage Assoc.	5.000%		09/01/30	59	64,044
Federal National Mortgage Assoc.	5.500%		TBA	750	827,540
Federal National Mortgage Assoc.	5.500%		01/01/40	366	407,682
Federal National Mortgage Assoc.	5.564	%(cc)	12/01/30	1	1,128
Federal National Mortgage Assoc.	6.000%		10/01/36	191	217,536
Federal National Mortgage Assoc.	6.000%		07/01/41	203	229,956
Federal National Mortgage Assoc.(k)	6.625%		11/15/30	425	602,758
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	80	115,683
Government National Mortgage Assoc.	3.000%		05/20/45	482	488,389
Government National Mortgage Assoc.	3.000%		08/15/45	493	499,422
Government National Mortgage Assoc.	3.000%		07/20/46	957	969,530
Government National Mortgage Assoc.	3.000%		10/20/46	474	479,684
Government National Mortgage Assoc.	3.500%		01/15/42	220	229,281
Government National Mortgage Assoc.	3.500%		12/20/46	1,003	1,041,835
Government National Mortgage Assoc.	4.000%		12/20/40	564	596,338
Government National Mortgage Assoc.	4.000%		06/20/41	223	235,364
Government National Mortgage Assoc.	4.000%		04/20/43	340	358,976
Government National Mortgage Assoc.	4.000%		09/20/44	450	475,861
Government National Mortgage Assoc.	4.000%		10/20/45	446	470,950
Government National Mortgage Assoc.	4.500%		07/20/46	511	544,228
Government National Mortgage Assoc.	4.500%		08/20/46	431	459,036
Government National Mortgage Assoc.	4.500%		11/20/46	418	443,690
Government National Mortgage Assoc.	5.000%		08/20/45	477	511,883
Government National Mortgage Assoc.	2.500%		12/20/46	332	325,187
Government National Mortgage Assoc.	3.000%		03/20/43	908	925,162
Government National Mortgage Assoc.	3.000%		08/20/43	175	178,299
Government National Mortgage Assoc.	3.000%		09/20/43	329	335,504
Government National Mortgage Assoc.	3.000%		01/20/44	306	311,487
Government National Mortgage Assoc.	3.000%		03/20/47	2,095	2,121,630
Government National Mortgage Assoc.	3.500%		12/20/42	638	665,215

Government National Mortgage Assoc.	3.500%		01/20/43	934	974,641
Government National Mortgage Assoc.	3.500%		02/20/43	421	439,498
Government National Mortgage Assoc.	3.500%		03/20/45	327	339,420
Government National Mortgage Assoc.	3.500%		04/20/45	1,365	1,418,407
Government National Mortgage Assoc.	3.500%		TBA	1,500	1,556,191
Government National Mortgage Assoc.	3.500%		07/20/46	1,770	1,837,928
Government National Mortgage Assoc.	4.000%		11/15/41	311	328,762
Government National Mortgage Assoc.	4.000%		12/20/42	449	474,725
Government National Mortgage Assoc.	4.000%		10/20/43	372	395,154
Government National Mortgage Assoc.	4.000%		08/20/45	470	496,081
Government National Mortgage Assoc.	4.000%		TBA	1,000	1,050,000
Government National Mortgage Assoc.	4.500%		10/20/43	188	199,880
Government National Mortgage Assoc.	4.500%		01/20/44	224	237,928
Government National Mortgage Assoc.	4.500%		04/20/44	786	833,855
Government National Mortgage Assoc.	4.500%		03/20/45	211	223,759
Government National Mortgage Assoc.	5.000%		10/20/37	16	17,590
Government National Mortgage Assoc.	5.000%		04/20/45	116	125,364
Government National Mortgage Assoc.	6.000%		12/15/39	264	296,363
Iraq Government USAID Bond, Gov’t. Gtd. Notes	2.149%		01/18/22	200	200,470

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $84,490,965)					84,072,702

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds	2.750%		08/15/47	900	877,430
U.S. Treasury Bonds(k)	2.875%		05/15/43	255	256,365
U.S. Treasury Bonds	2.875%		08/15/45	20	20,031
U.S. Treasury Bonds	3.000%		11/15/44	180	184,908
U.S. Treasury Bonds(k)	3.000%		05/15/45	3,545	3,638,887
U.S. Treasury Bonds	3.625%		08/15/43	10	11,439
U.S. Treasury Bonds	4.250%		11/15/40	3,835	4,796,746
U.S. Treasury Bonds	4.750%		02/15/41	140	187,463
U.S. Treasury Notes	2.250%		10/31/24	1,750	1,752,324
U.S. Treasury Notes(k)	0.750%		02/28/18	225	224,651
U.S. Treasury Notes	1.500%		10/31/19	115	114,780
U.S. Treasury Notes	1.500%		03/31/23	3,150	3,057,100
U.S. Treasury Notes	1.625%		04/30/23	3,645	3,557,150
U.S. Treasury Notes	1.875%		04/30/22	4,139	4,121,862
U.S. Treasury Notes	2.000%		10/31/22	790	789,537
U.S. Treasury Notes	2.000%		06/30/24	340	335,697
U.S. Treasury Notes	2.125%		05/15/25	10,885	10,774,874
U.S. Treasury Strips Coupon(k)	2.570	%(s)	02/15/31	3,000	2,117,176
U.S. Treasury Strips Coupon	2.763	%(s)	08/15/29	100	74,106
U.S. Treasury Strips Coupon	2.857	%(s)	05/15/31	100	69,924
U.S. Treasury Strips Coupon	3.019	%(s)	11/15/35	200	120,866
U.S. Treasury Strips Coupon	3.177	%(s)	08/15/40	200	102,968

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,475,531)					37,186,284

TOTAL LONG-TERM INVESTMENTS (cost $358,285,483)					359,205,704

SHORT-TERM INVESTMENTS — 7.0%

				Shares
AFFILIATED MUTUAL FUNDS — 7.0%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)				24,200,658	24,200,658

Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $1,245,690; includes $1,244,408 of cash collateral for securities on loan)(b)(w)	1,245,565	1,245,689

TOTAL AFFILIATED MUTUAL FUNDS (cost $25,446,348)		25,446,347

OPTIONS PURCHASED* — 0.0% (cost $81,880)		36,328

TOTAL SHORT-TERM INVESTMENTS (cost $25,528,228)		25,482,675

TOTAL INVESTMENTS BEFORE OPTION WRITTEN — 106.0% (cost $383,813,711)		384,688,379

OPTIONS WRITTEN* — (0.0%) (premiums received $47,492)		(19,992)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.0% (cost $383,766,219)		384,668,387
Liabilities in excess of other assets(z) — (6.0)%		(21,674,502)

NET ASSETS — 100.0%		$362,993,885

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3,802,943 and 1.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,218,806; cash collateral of $1,244,408 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $199,444. The aggregate value of $200,296 is approximately 0.1% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of October 31, 2017.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $2,500,000 is approximately 0.7% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value.

Exchange-Traded Options Purchased:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$117.50	147	147	$20,672
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.00	37	37	1,445
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$119.00	110	110	860
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$125.50	47	47	11,750
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$127.50	47	47	734
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$116.00	37	37	867

						$36,328

Exchange-Traded Options Written:

Description	Call/Put	Expiration Date	Strike Price	Contracts	Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/24/17	$118.25	294	294	$(6,891)
10 Year U.S. Treasury Notes Futures	Call	11/24/17	$126.50	94	94	(5,875)
5 Year U.S. Treasury Notes Futures	Put	11/24/17	$117.00	37	37	(7,226)

						$(19,992)

Futures contracts outstanding at October 31, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
232	2 Year U.S. Treasury Notes	Dec. 2017	49,963,375	$(139,234)
625	5 Year U.S. Treasury Notes	Dec. 2017	73,242,188	(472,758)
26	10 Year U.S. Ultra Treasury Notes	Dec. 2017	3,481,969	(42,055)
81	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	13,347,281	(189,891)

				(843,938)

	Short Positions:
272	10 Year U.S. Treasury Notes	Dec. 2017	33,983,000	326,047
62	20 Year U.S. Treasury Bonds	Dec. 2017	9,453,063	145,633

				471,680

				$(372,258)

Cash of $3,742 and a security with a market value of $549,169 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at October 31, 2017.

Credit default swap agreements outstanding at October 31, 2017:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	2,000	(7,374)	(26,031)	$18,657	Morgan Stanley

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation Swap Agreement outstanding at October 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreement:
675	10/25/27	2.160	%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$21	$(611)	$(632)

Interest rate swap agreements outstanding at October 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at October 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
10,090	11/09/17	0.626	%(T)	1 Day USOIS(1)(T)	$—	$27,720	$27,720
15,900	06/30/19	1.487	%(A)	1 Day USOIS(1)(A)	(6,038)	19,025	25,063
3,010	06/30/19	1.502	%(A)	1 Day USOIS(1)(A)	(1,835)	2,776	4,611
130	05/31/21	1.849	%(S)	3 Month LIBOR(1)(Q)	582	(148)	(730)
1,120	08/31/21	2.015	%(S)	3 Month LIBOR(1)(Q)	(3,197)	(2,239)	958
6,510	07/17/22	—	(3)(Q)	— (3)(Q)	137	4,650	4,513
395	05/31/23	1.399	%(S)	3 Month LIBOR(1)(Q)	(7,190)	13,652	20,842

3,545	08/15/23	1.406	%(S)	3 Month LIBOR(1)(Q)	—	140,848	140,848
1,690	08/15/23	1.459	%(S)	3 Month LIBOR(1)(Q)	81,189	62,102	(19,087)
1,600	11/15/23	2.209	%(S)	3 Month LIBOR(1)(Q)	—	(17,208)	(17,208)
1,215	02/15/24	2.115	%(S)	3 Month LIBOR(1)(Q)	3,113	1,596	(1,517)
2,571	02/15/24	2.151	%(S)	3 Month LIBOR(1)(Q)	(2,558)	(2,282)	276
3,080	02/15/24	2.167	%(S)	3 Month LIBOR(1)(Q)	(17,091)	(5,759)	11,332
1,580	02/15/24	2.183	%(S)	3 Month LIBOR(1)(Q)	(3,010)	(4,557)	(1,547)
1,120	08/15/24	2.168	%(S)	3 Month LIBOR(1)(Q)	—	2,968	2,968
8,125	08/15/24	2.170	%(S)	3 Month LIBOR(1)(Q)	22,106	20,691	(1,415)
740	08/15/24	2.176	%(S)	3 Month LIBOR(1)(Q)	—	1,628	1,628
1,765	01/08/26	2.210	%(S)	3 Month LIBOR(1)(Q)	—	(3,055)	(3,055)
1,447	02/15/27	1.824	%(A)	1 Day USOIS(1)(A)	19,731	22,710	2,979
390	02/15/27	1.899	%(A)	1 Day USOIS(1)(A)	495	3,588	3,093
395	02/15/27	1.965	%(A)	1 Day USOIS(1)(A)	—	1,382	1,382
920	02/15/27	2.068	%(A)	1 Day USOIS(1)(A)	(543)	(4,976)	(4,433)
260	05/15/27	2.295	%(S)	3 Month LIBOR(1)(Q)	—	1,060	1,060
1,875	02/15/36	2.338	%(S)	3 Month LIBOR(2)(Q)	(11,942)	(54,904)	(42,962)

					$73,949	$231,268	$157,319

Cash of $151,000 and securities with a combined market value of $931,540 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at October 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$—	$9,838,094	$—
Collateralized Loan Obligations	—	28,960,016	—
Consumer Loans	—	3,468,428	—
Credit Cards	—	6,745,425	—
Equipment	—	798,043	—
Other	—	97,193	—
Residential Mortgage-Backed Securities	—	3,691,842	—
Student Loans	—	1,099,770	—
Commercial Mortgage-Backed Securities	—	44,143,769	—
Corporate Bonds	—	111,336,664	941,857
Foreign Government Bonds	—	6,740,552	—
Municipal Bonds	—	2,678,687	—
Residential Mortgage-Backed Securities	—	14,545,292	2,861,086
U.S. Government Agency Obligations	—	84,072,702	—
U.S. Treasury Obligations	—	37,186,284	—
Affiliated Mutual Funds	25,446,347	—	—
Options Purchased	36,328	—	—
Options Written	(19,992)	—	—
Other Financial Instruments*
Futures Contracts	(372,258)	—	—
OTC Credit Default Swap Agreement	—	(7,374)	—
Centrally Cleared Inflation Swap Agreements	—	(632)	—
Centrally Cleared Interest Rate Swap Agreements	—	157,319	—

Total	$25,090,425	$355,552,074	$3,802,943

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities — Collateralized Loan Obligations	Asset-Backed Securities — Credit Cards	Asset-Backed Securities — Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Corporate Bonds	Residential Mortgage-Backed Securities
Balance as of 07/31/2017	$500,000	$500,000	$675,000	$823,976	$—	$1,350,000
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)**	—	—	—	—	—	469
Purchases/Exchanges/Issuances	—	—	—	—	941,857	2,860,617
Sales/Paydowns	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	(500,000)	(500,000)	(675,000)	(823,976)	—	(1,350,000)

Balance as of 10/31/2017	$—	$—	$—	$—	$941,857	$2,861,086

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $469 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of October 31, 2017	Valuation Methodology	Unobservable Inputs
Corporate Bonds	$941,857	Pricing at Cost	Unadjusted Purchase Price
Residential Mortgage-Backed Securities	2,861,086	Market Approach	Single Broker Indicative Quote

	$3,802,943

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Investment in Securities	Amount Transfered	Level Transfer	Logic
Asset-Backed Securities — Collateralized Loan Obligations	$500,000	L3 to L2	Cost to Evaluated Bid
Asset-Backed Securities — Credit Cards	$500,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities — Residential Mortgage-Backed Securities	$675,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$823,976	L3 to L2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$1,350,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Prudential Corporate Bond Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%	04/10/49	250	$250,791
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class A3	3.269%	06/10/50	100	102,369
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A4	3.224%	07/15/50	100	101,243
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058%	05/15/49	200	200,973
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A3	3.317%	10/15/50	200	204,842

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $860,089)				860,218

CORPORATE BONDS — 91.8%
Aerospace & Defense — 1.0%
United Technologies Corp., Sr. Unsec’d. Notes	1.900%	05/04/20	230	229,341

Agriculture — 1.7%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250%	06/07/22	305	311,085
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.000%	02/21/20	100	99,998

				411,083

Airlines — 1.4%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200%	12/15/29	88	87,555
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	130	131,285
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	100	101,459

				320,299

Auto Manufacturers — 3.5%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.150%	04/06/20	75	75,307
Ford Motor Co., Sr. Unsec’d. Notes	5.291%	12/08/46	200	211,880
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.979%	08/03/22	200	200,586
General Motors Financial Co., Inc., Gtd. Notes	2.400%	05/09/19	100	100,422
General Motors Financial Co., Inc., Gtd. Notes	3.200%	07/06/21	75	76,528
General Motors Financial Co., Inc., Gtd. Notes	4.000%	01/15/25	150	153,661

				818,384

Auto Parts & Equipment — 0.5%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	100	104,500

Banks — 18.9%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%	08/01/25	250	262,155
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%	01/20/48	100	108,378
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	2.600%	01/15/19	250	251,649
Bank of America Corp., Series V, Jr. Sub. Notes	5.125%	12/29/49	250	255,937
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%	03/16/25	200	200,752

Capital One Financial Corp., Sr. Unsec’d. Notes	3.300%	10/30/24	100	100,199
Citigroup, Inc., Sr. Unsec’d. Notes	2.550%	04/08/19	550	554,727
Citigroup, Inc., Sr. Unsec’d. Notes	3.200%	10/21/26	150	148,177
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	265	275,031
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	80	81,283
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%	05/22/45	300	341,658
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700%	12/29/49	250	258,125
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%	01/23/20	150	150,743
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%	06/15/26	390	389,625
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.882%	07/24/38	95	95,808
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.032%	07/24/48	25	25,513
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900%	12/29/49	200	205,100
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%	01/27/26	300	312,987
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.971%	07/22/38	85	86,093
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	07/29/49	250	259,250
UBS Group Funding AG (Switzerland), Gtd. Notes, 144A	4.125%	04/15/26	90	94,872

				4,458,062

Biotechnology — 2.4%
Amgen, Inc., Sr. Unsec’d. Notes	2.650%	05/11/22	160	160,212
Baxalta, Inc., Gtd. Notes	2.000%	06/22/18	45	45,073
Biogen, Inc., Sr. Unsec’d. Notes	4.050%	09/15/25	215	228,378
Celgene Corp., Sr. Unsec’d. Notes	4.625%	05/15/44	100	103,348
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500%	09/01/23	30	29,854

				566,865

Building Materials — 0.4%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950%	07/02/64	75	81,409

Chemicals — 3.0%
Celanese US Holdings LLC, Gtd. Notes	4.625%	11/15/22	50	53,812
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375%	11/15/42	175	182,604
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%	08/15/22	49	50,937
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	150	153,588
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	20	20,989
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.250%	05/15/20	235	235,557

				697,487

Commercial Services — 0.5%
Equifax, Inc., Sr. Unsec’d. Notes	2.300%	06/01/21	25	24,356
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%	04/01/21	100	103,503

				127,859

Computers — 1.8%
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	100	113,992
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	160	162,870
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%	10/05/18	105	105,887
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	50	50,890

				433,639

Diversified Financial Services — 0.9%
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	100	101,077
Visa, Inc., Sr. Unsec’d. Notes	2.150%	09/15/22	115	114,120

				215,197

Electric — 10.5%
Commonwealth Edison Co., First Mortgage	4.700%	01/15/44	100	115,520
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%	05/15/21	190	188,664
Dominion Energy, Inc., Jr. Sub. Notes	2.579%	07/01/20	135	135,738
DTE Electric Co., General Ref. Mortgage	3.950%	06/15/42	75	76,316
Duke Energy Progress LLC, First Mortgage	4.150%	12/01/44	200	214,540
Emera US Finance LP (Canada), Gtd. Notes	3.550%	06/15/26	40	40,380
Entergy Corp., Sr. Unsec’d. Notes	2.950%	09/01/26	100	97,039
Entergy Mississippi, Inc., First Mortgage	2.850%	06/01/28	40	38,796
Eversource Energy, Series K, Sr. Unsec’d. Notes	2.750%	03/15/22	95	95,835
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900%	07/15/27	75	76,551
MidAmerican Energy Co., First Mortgage	3.950%	08/01/47	20	21,106
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	25	25,034
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%	04/15/42	100	107,764
PacifiCorp, First Mortgage	3.350%	07/01/25	270	276,958
PPL Capital Funding, Inc., Gtd. Notes	4.700%	06/01/43	100	110,288
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21	60	60,776
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	75	74,145
Puget Energy, Inc., Sr. Sec’d. Notes	3.650%	05/15/25	400	409,556
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820%	12/07/22	48	52,583
San Diego Gas & Electric Co., First Mortgage	4.300%	04/01/42	75	79,476
Sierra Pacific Power Co., General Ref. Mortgage	2.600%	05/01/26	70	67,827
Westar Energy, Inc., First Mortgage	5.100%	07/15/20	100	107,288

				2,472,180

Foods — 0.8%
Kraft Heinz Foods Co., Gtd. Notes	4.375%	06/01/46	55	53,707
Kraft Heinz Foods Co., Gtd. Notes	5.000%	07/15/35	50	54,833
Kroger Co. (The), Sr. Unsec’d. Notes	2.650%	10/15/26	35	32,405
Kroger Co. (The), Sr. Unsec’d. Notes	2.800%	08/01/22	10	10,028
Sysco Corp., Gtd. Notes	3.250%	07/15/27	45	44,954

				195,927

Forest Products & Paper — 1.2%
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	250	282,841

Healthcare-Products — 1.3%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	135	137,108
Baxter International, Inc., Sr. Unsec’d. Notes	3.500%	08/15/46	110	99,890
Becton, Dickinson & Co., Sr. Unsec’d. Notes	2.404%	06/05/20	75	75,116

				312,114

Healthcare-Services — 3.1%
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	200	215,394
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600%	02/01/25	250	255,593
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500%	03/30/25	250	255,538

				726,525

Household Products/Wares — 0.8%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	200	197,493

Housewares — 0.5%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	12/01/24	100	105,636
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26	20	21,077

				126,713

Insurance — 5.8%
American International Group, Inc., Sr. Unsec’d. Notes	4.375%	01/15/55	150	148,457
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%	03/15/26	125	126,538
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	500	538,689
Markel Corp., Sr. Unsec’d. Notes	5.350%	06/01/21	500	545,561

				1,359,245

Internet — 0.4%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	2.800%	08/22/24	100	100,135

Media — 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35	180	207,446
Comcast Corp., Gtd. Notes	3.150%	03/01/26	90	90,601
Comcast Corp., Gtd. Notes	3.375%	08/15/25	325	333,584
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	100	102,187
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950%	06/15/25	28	28,476
Time Warner, Inc., Gtd. Notes	3.875%	01/15/26	200	202,770
Viacom, Inc., Sr. Unsec’d. Notes	5.250%	04/01/44	150	142,842

				1,107,906

Mining — 1.4%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	50	61,186
Barrick North America Finance LLC (Canada), Gtd. Notes	7.500%	09/15/38	75	102,292
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%	09/30/43	50	59,528
Yamana Gold, Inc. (Canada), Gtd. Notes	4.950%	07/15/24	100	103,008

				326,014

Miscellaneous Manufacturing — 0.2%
Textron, Inc., Sr. Unsec’d. Notes	4.000%	03/15/26	45	47,038

Office & Business Equipment — 0.7%
Xerox Corp., Sr. Unsec’d. Notes	3.625%	03/15/23	175	172,664

Oil & Gas — 5.6%
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	250	253,902
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.588%	04/14/27	100	103,535
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500%	02/15/37	100	123,334
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	240	253,896
ConocoPhillips Co., Gtd. Notes	4.200%	03/15/21	50	53,104
Devon Energy Corp., Sr. Unsec’d. Notes	4.000%	07/15/21	100	103,786
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%	06/15/45	55	58,508
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%	07/15/41	15	16,863
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950%	04/15/22	90	93,999
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%	11/15/44	100	105,122
Petrobras Global Finance BV (Brazil), Gtd. Notes, 144A	5.999%	01/27/28	65	65,813
Shell International Finance BV (Netherlands), Gtd. Notes	4.375%	05/11/45	85	92,128

				1,323,990

Pharmaceuticals — 4.3%
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	350	358,637
Mead Johnson Nutrition Co. (United Kingdom), Gtd. Notes	3.000%	11/15/20	100	102,237
Mylan NV, Gtd. Notes	3.000%	12/15/18	200	201,859
Pfizer, Inc., Sr. Unsec’d. Notes	4.125%	12/15/46	80	86,000

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	180	178,792
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	100	97,490

				1,025,015

Pipelines — 4.0%
Enterprise Products Operating LLC, Gtd. Notes	4.850%	03/15/44	100	108,621
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	150	165,121
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	10/03/47	80	78,974
Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605%	02/15/25	350	352,563
Williams Partners LP, Sr. Unsec’d. Notes	4.300%	03/04/24	200	211,810
Williams Partners LP, Sr. Unsec’d. Notes	5.100%	09/15/45	30	32,140

				949,229

Real Estate Investment Trusts (REITs) — 3.2%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	75	74,646
DDR Corp., Sr. Unsec’d. Notes	4.700%	06/01/27	100	103,862
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	50	51,476
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	75	77,055
Realty Income Corp., Sr. Unsec’d. Notes	4.125%	10/15/26	200	207,992
Welltower, Inc., Sr. Unsec’d. Notes	4.500%	01/15/24	230	246,389

				761,420

Retail — 1.4%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	100	111,743
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500%	09/15/56	25	23,186
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250%	04/01/46	100	107,595
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	3.625%	12/15/47	80	81,776

				324,300

Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27	75	77,162

Software — 2.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21	125	124,068
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	84	87,103
Microsoft Corp., Sr. Unsec’d. Notes	3.950%	08/08/56	140	143,661
Microsoft Corp., Sr. Unsec’d. Notes	4.000%	02/12/55	25	25,771
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	80	90,426
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23	75	74,548
Oracle Corp., Sr. Unsec’d. Notes	4.000%	07/15/46	115	118,810

				664,387

Telecommunications — 2.0%
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	230	230,519
AT&T, Inc., Sr. Unsec’d. Notes	5.300%	08/14/58	30	29,706
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	08/10/33	15	15,444
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	04/15/49	190	193,951

				469,620

Textiles — 0.4%
Cintas Corp. No. 2, Gtd. Notes	3.700%	04/01/27	100	104,232

Transportation — 0.4%
FedEx Corp., Gtd. Notes	4.500%	02/01/65	100	98,418

TOTAL CORPORATE BONDS (cost $21,126,466)				21,688,693

FOREIGN GOVERNMENT BOND — 0.8%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $180,102)	4.600%	01/23/46	200	195,400

TOTAL LONG-TERM INVESTMENTS (cost $22,166,657)				22,744,311

			Shares
SHORT-TERM INVESTMENTS — 4.0%
AFFILIATED MUTUAL FUNDS — 3.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)			528,708	528,708
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $362,299; includes $361,934 of cash collateral for securities on loan)(b)(w)			362,261	362,297

TOTAL AFFILIATED MUTUAL FUNDS (cost $891,007)				891,005

	Interest Rate	Maturity Date	Principal Amount (000)#
MUNICIPAL BOND — 0.2%
University of Virginia, Revenue Bonds (cost $50,000)	4.179%	09/01/2117	50	50,367

TOTAL SHORT-TERM INVESTMENTS (cost $941,007)				941,372

TOTAL INVESTMENTS — 100.2% (cost $23,107,664)				23,685,683
Liabilities in excess of other assets(z) — (0.2)%				(47,457)

NET ASSETS — 100.0%				$23,638,226

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $353,196; cash collateral of $361,934 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at October 31, 2017:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2017	$430,719	$(1,718)
22	5 Year U.S. Treasury Notes	Dec. 2017	2,578,125	(3,836)
12	20 Year U.S. Treasury Bonds	Dec. 2017	1,829,625	(29,891)

				(35,445)

	Short Positions:
16	10 Year U.S. Treasury Notes	Dec. 2017	1,999,000	4,891
10	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,647,813	22,343

				27,234

				$(8,211)

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at October 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$860,218	$—
Corporate Bonds	—	21,688,693	—
Foreign Government Bond	—	195,400	—
Municipal Bond	—	50,367	—
Affiliated Mutual Funds	891,005	—	—
Other Financial Instruments*
Futures Contracts	(8,211)	—	—

Total	$882,794	$22,794,678	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Small-Cap Value Fund

Schedule of Investments

as of October 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS — 99.2%
Aerospace & Defense — 0.5%
Triumph Group, Inc.(a)	133,500	$4,145,175
Vectrus, Inc.*	124,300	3,792,393

		7,937,568

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings, Inc.*	221,628	13,596,878

Airlines — 1.1%
Hawaiian Holdings, Inc.(a)	27,500	921,250
SkyWest, Inc.	359,568	16,935,653

		17,856,903

Auto Components — 3.6%
American Axle & Manufacturing Holdings, Inc.*(a)	340,300	6,053,937
Cooper-Standard Holdings, Inc.*	99,300	11,069,964
Dana, Inc.	554,400	16,903,656
Shiloh Industries, Inc.*	21,800	202,304
Stoneridge, Inc.*	203,400	4,625,316
Superior Industries International, Inc.	75,000	1,166,250
Tenneco, Inc.(a)	131,000	7,612,410
Tower International, Inc.	328,989	10,001,266

		57,635,103

Banks — 18.2%
Arrow Financial Corp.	43,134	1,522,630
Associated Banc-Corp.	165,800	4,194,740
Banc of California, Inc.(a)	270,500	5,694,025
Banco Latinoamericano de Comercio Exterior SA (Panama)	248,511	6,965,763
Bank of Marin Bancorp	44,562	3,019,076
BankUnited, Inc.	173,300	6,039,505
Berkshire Hills Bancorp, Inc.	339,904	13,018,323
Boston Private Financial Holdings, Inc.	44,300	704,370
Bridge Bancorp, Inc.	38,100	1,352,550
Camden National Corp.	99,526	4,296,537
Cathay General Bancorp	421,100	17,601,980
Chemical Financial Corp.(a)	118,700	6,254,303
Citizens & Northern Corp.(a)	26,616	650,229
CNB Financial Corp.	47,399	1,362,721
Community Trust Bancorp, Inc.	111,766	5,398,298
Customers Bancorp, Inc.*(a)	353,630	9,668,244
Enterprise Financial Services Corp.	214,980	9,373,128
Fidelity Southern Corp.	281,593	6,175,334
Financial Institutions, Inc.	167,828	5,504,758
First Business Financial Services, Inc.	19,000	422,370
First Commonwealth Financial Corp.	272,100	3,961,776
First Community Bancshares, Inc.	54,734	1,634,905
First Financial Bancorp(a)	170,451	4,653,312
First Financial Corp.	100,459	4,771,803
First Horizon National Corp.	44,200	829,634
First Interstate BancSystem, Inc. (Class A Stock)	82,900	3,257,970
Franklin Financial Network, Inc.*	13,200	452,760
Fulton Financial Corp.	20,700	376,740
Great Southern Bancorp, Inc.	83,963	4,513,011
Great Western Bancorp, Inc.(a)	263,400	10,691,406
Hanmi Financial Corp.(a)	196,478	6,041,699
Heartland Financial USA, Inc.	218,450	10,758,662
Hilltop Holdings, Inc.	294,203	6,931,423
Hope Bancorp, Inc.	718,016	13,247,395

Horizon Bancorp	51,854	1,427,022
IBERIABANK Corp.	132,981	9,807,349
International Bancshares Corp.	397,682	16,145,889
Lakeland Bancorp, Inc.	114,727	2,357,640
Midland States Bancorp, Inc.	7,900	256,355
MidWestOne Financial Group, Inc.	15,762	554,980
OFG Bancorp (Puerto Rico)	62,500	556,250
Old National Bancorp	709,043	12,904,583
PacWest Bancorp	122,700	5,928,864
Peapack Gladstone Financial Corp.	43,179	1,497,880
Prosperity Bancshares, Inc.(a)	9,858	648,459
S&T Bancorp, Inc.(a)	185,963	7,604,027
Sandy Spring Bancorp, Inc.(a)	25,900	1,046,619
Synovus Financial Corp.	36,000	1,686,600
TCF Financial Corp.	352,300	6,418,906
TriCo Bancshares	115,650	4,790,223
Umpqua Holdings Corp.	759,000	15,529,140
United Community Banks, Inc.	178,000	4,880,760
Valley National Bancorp(a)	436,300	5,017,450
WesBanco, Inc.(a)	166,448	6,724,499
West Bancorporation, Inc.	51,959	1,270,398
Western Alliance Bancorp*	30,400	1,696,320

		290,091,593

Biotechnology — 0.5%
AMAG Pharmaceuticals, Inc.*(a)	119,800	1,880,860
Eagle Pharmaceuticals, Inc.*(a)	89,900	4,832,125
PDL BioPharma, Inc.*	632,500	1,872,200

		8,585,185

Building Products — 0.1%
Caesarstone Ltd. (Israel)*	23,700	670,710
Continental Building Products, Inc.*	31,100	830,370

		1,501,080

Capital Markets — 2.8%
Arlington Asset Investment Corp. (Class A Stock)(a)	101,196	1,160,718
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	30,500	1,049,200
INTL FCStone, Inc.*	127,200	5,280,072
Moelis & Co. (Class A Stock)	82,800	3,539,700
OM Asset Management PLC	258,300	3,946,824
Piper Jaffray Cos.	149,783	10,949,137
Stifel Financial Corp.(a)	258,700	13,718,861
Waddell & Reed Financial, Inc. (Class A Stock)(a)	285,600	5,337,864

		44,982,376

Chemicals — 1.6%
A. Schulman, Inc.	35,600	1,399,080
FutureFuel Corp.	206,100	3,128,598
Innophos Holdings, Inc.	104,400	5,108,292
Koppers Holdings, Inc.*	122,200	5,932,810
Stepan Co.	72,019	5,751,437
Trinseo SA	66,300	4,707,300

		26,027,517

Commercial Services & Supplies — 3.0%
ACCO Brands Corp.*	688,841	8,989,375
CECO Environmental Corp.	99,600	873,492
Deluxe Corp.(a)	70,200	4,889,430
Ennis, Inc.(a)	390,756	7,873,734

Essendant, Inc.	216,900	2,099,592
Herman Miller, Inc.	353,100	11,864,160
McGrath RentCorp	39,600	1,770,120
Quad/Graphics, Inc.(a)	238,771	5,441,591
Steelcase, Inc. (Class A Stock)	33,100	481,605
Viad Corp.	27,100	1,573,155
VSE Corp.	25,100	1,232,410

		47,088,664

Construction & Engineering — 1.4%
AECOM*(a)	181,500	6,363,390
Aegion Corp.*(a)	167,193	3,893,925
Argan, Inc.	185,200	12,732,500

		22,989,815

Consumer Finance — 2.1%
Encore Capital Group, Inc.*	204,591	9,503,252
Enova International, Inc.*	378,205	5,616,344
Nelnet, Inc. (Class A Stock)(a)	201,153	11,775,497
Regional Management Corp.*	77,300	1,908,537
World Acceptance Corp.*(a)	52,600	4,602,500

		33,406,130

Containers & Packaging — 0.1%
Owens-Illinois, Inc.*(a)	44,600	1,065,494

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*(a)	80,500	2,974,475
American Public Education, Inc.*	16,400	328,000

		3,302,475

Diversified Financial Services — 0.1%
Marlin Business Services Corp.	40,600	889,140

Diversified Telecommunication Services — 0.9%
Iridium Communications, Inc.*(a)	1,152,998	13,835,976

Electrical Equipment — 0.5%
Atkore International Group, Inc.*	71,300	1,376,803
Regal Beloit Corp.(a)	78,700	6,386,505

		7,763,308

Electronic Equipment, Instruments & Components — 3.0%
Anixter International, Inc.*(a)	19,300	1,325,910
Bel Fuse, Inc. (Class B Stock)	12,809	414,371
Jabil, Inc.(a)	21,000	593,880
Methode Electronics, Inc.	51,600	2,420,040
Sanmina Corp.*	407,974	13,350,949
ScanSource, Inc.*	159,500	6,850,525
Tech Data Corp.*	138,400	12,839,368
TTM Technologies, Inc.*(a)	669,000	10,556,820

		48,351,863

Energy Equipment & Services — 0.6%
Diamond Offshore Drilling, Inc.*(a)	290,900	4,866,757
McDermott International, Inc.*(a)	744,363	4,927,683

		9,794,440

Equity Real Estate Investment Trusts (REITs) — 9.9%
Ashford Hospitality Prime, Inc.	362,279	3,521,352
Ashford Hospitality Trust, Inc.(a)	1,676,220	11,783,827

Brixmor Property Group, Inc.	315,900	5,518,773
CBL & Associates Properties, Inc.(a)	624,700	4,897,648
Chatham Lodging Trust	376,900	8,197,575
CorEnergy Infrastructure Trust, Inc.(a)	186,415	6,725,853
DDR Corp.	670,800	5,145,036
Franklin Street Properties Corp.	127,700	1,277,000
Government Properties Income Trust(a)	191,100	3,472,287
Hersha Hospitality Trust(a)	526,100	9,306,709
Hospitality Properties Trust	212,800	6,081,824
InfraREIT, Inc.	246,200	5,514,880
iStar, Inc.*	95,900	1,122,030
Lexington Realty Trust(a)	949,977	9,613,767
New Senior Investment Group, Inc.	638,100	5,704,614
Pennsylvania Real Estate Investment Trust(a)	164,000	1,594,080
Ramco-Gershenson Properties Trust(a)	139,900	1,766,937
RLJ Lodging Trust	823,900	17,845,674
Sabra Health Care REIT, Inc.*(a)	303,900	6,053,688
Select Income REIT	593,228	14,332,388
Spirit Realty Capital, Inc.	697,000	5,792,070
Uniti Group, Inc.(a)	90,600	1,585,500
Washington Prime Group, Inc.(a)	713,600	5,587,488
Xenia Hotels & Resorts, Inc.	745,000	16,211,200

		158,652,200

Food & Staples Retailing — 1.5%
Ingles Markets, Inc. (Class A Stock)	206,105	4,802,247
SpartanNash Co.	361,790	8,881,944
United Natural Foods, Inc.*(a)	283,400	10,987,418

		24,671,609

Food Products — 1.2%
Fresh Del Monte Produce, Inc.	212,561	9,461,090
Sanderson Farms, Inc.(a)	61,400	9,183,598

		18,644,688

Health Care Providers & Services — 1.1%
HealthSouth Corp.	177,500	8,189,850
Kindred Healthcare, Inc.*	541,900	3,278,495
LifePoint Health, Inc.*(a)	47,400	2,282,310
MEDNAX, Inc.*(a)	92,200	4,037,438

		17,788,093

Hotels, Restaurants & Leisure — 0.5%
BJ’s Restaurants, Inc.*	38,500	1,220,450
Bloomin’ Brands, Inc.(a)	62,600	1,113,028
Brinker International, Inc.(a)	5,700	175,104
Dave & Buster’s Entertainment, Inc.*(a)	52,700	2,540,140
Del Frisco’s Restaurant Group, Inc.*(a)	33,300	462,870
El Pollo Loco Holdings, Inc.*(a)	15,500	178,250
Fiesta Restaurant Group, Inc.*(a)	38,200	632,210
Speedway Motorsports, Inc.	82,089	1,637,676

		7,959,728

Household Durables — 3.7%
Beazer Homes USA, Inc.*	88,600	1,858,828
Helen of Troy Ltd.*	116,900	10,860,010
KB Home	613,800	16,836,534
La-Z-Boy, Inc.	56,300	1,517,285
MDC Holdings, Inc.	373,200	13,823,328
Taylor Morrison Home Corp. (Class A Stock)*	550,900	13,304,235

		58,200,220

Independent Power & Renewable Electricity Producers — 0.8%
NRG Yield, Inc. (Class C Stock)	718,000	13,354,800

Insurance — 4.7%
Ambac Financial Group, Inc.*	71,500	1,164,020
American Equity Investment Life Holding Co.	485,477	14,326,426
AmTrust Financial Services, Inc.(a)	24,700	310,232
Argo Group International Holdings Ltd.	168,281	10,593,289
CNO Financial Group, Inc.	645,800	15,479,826
EMC Insurance Group, Inc.	54,550	1,607,043
Employers Holdings, Inc.	277,198	13,222,345
Enstar Group Ltd. (Bermuda)*(a)	17,800	4,054,840
FBL Financial Group, Inc. (Class A Stock)	84,868	6,564,540
HCI Group, Inc.	14,000	524,440
National General Holdings Corp.(a)	93,500	1,886,830
National Western Life Group, Inc. (Class A Stock)(a)	16,200	5,792,796

		75,526,627

IT Services — 1.3%
Convergys Corp.	242,831	6,248,042
CSRA, Inc.	101,700	3,253,383
EVERTEC, Inc. (Puerto Rico)	168,600	2,529,000
Sykes Enterprises, Inc.*	20,400	590,376
Travelport Worldwide Ltd.	552,000	8,660,880

		21,281,681

Leisure Products — 0.2%
Vista Outdoor, Inc.*(a)	130,900	2,737,119

Machinery — 2.0%
Global Brass & Copper Holdings, Inc.	216,476	7,576,660
Greenbrier Cos., Inc. (The)(a)	191,300	9,985,860
Meritor, Inc.*	110,300	2,868,903
Wabash National Corp.(a)	513,697	11,558,182

		31,989,605

Marine — 0.3%
Costamare, Inc. (Monaco)(a)	417,400	2,592,054
Matson, Inc.	96,400	2,624,972

		5,217,026

Media — 1.8%
Entercom Communications Corp. (Class A Stock)(a)	100,782	1,113,641
Gannett Co., Inc.(a)	706,700	6,148,290
Gray Television, Inc.*(a)	167,100	2,601,747
Meredith Corp.(a)	114,200	6,052,600
Saga Communications, Inc. (Class A Stock)(a)	9,310	407,313
Sinclair Broadcast Group, Inc. (Class A Stock)	214,600	6,802,820
Time, Inc.	426,400	4,946,240

		28,072,651

Metals & Mining — 1.3%
Cleveland-Cliffs, Inc.*(a)	431,600	2,572,336
Reliance Steel & Aluminum Co.	26,400	2,028,576
Schnitzer Steel Industries, Inc. (Class A Stock)	161,700	4,762,065
Tahoe Resources, Inc.*	676,200	3,245,760
Worthington Industries, Inc.	167,215	7,608,282

		20,217,019

Mortgage Real Estate Investment Trusts (REITs) — 4.0%
AG Mortgage Investment Trust, Inc.	300,681	5,655,810
Anworth Mortgage Asset Corp.	147,500	824,525
Apollo Commercial Real Estate Finance, Inc.(a)	314,683	5,686,322
ARMOUR Residential REIT, Inc.	181,800	4,554,090
Capstead Mortgage Corp.(a)	610,092	5,381,011
Cherry Hill Mortgage Investment Corp.	75,500	1,374,855
CYS Investments, Inc.	832,609	6,660,872
Dynex Capital, Inc.	682,306	4,776,142
Ellington Residential Mortgage REIT	40,200	537,876
Invesco Mortgage Capital, Inc.	477,726	8,226,442
Ladder Capital Corp.	132,290	1,777,977
MTGE Investment Corp.	328,637	5,948,330
New York Mortgage Trust, Inc.(a)	155,700	938,871
Redwood Trust, Inc.	418,100	6,568,351
Western Asset Mortgage Capital Corp.	443,800	4,469,066

		63,380,540

Multi-Utilities — 0.1%
NorthWestern Corp.	32,900	1,950,312

Multiline Retail — 0.2%
Big Lots, Inc.(a)	76,600	3,930,346

Oil, Gas & Consumable Fuels — 1.9%
Adams Resources & Energy, Inc.	16,978	729,035
Carrizo Oil & Gas, Inc.*(a)	334,900	5,924,381
DHT Holdings, Inc.	975,500	3,843,470
Gulfport Energy Corp.*	275,500	3,774,350
Halcon Resources Corp.*	205,200	1,350,216
Newfield Exploration Co.*(a)	207,300	6,382,767
REX American Resources Corp.*(a)	23,400	2,063,412
Ship Finance International Ltd. (Norway)	377,269	5,621,308
Southwestern Energy Co.*(a)	122,600	680,430

		30,369,369

Paper & Forest Products — 1.2%
Clearwater Paper Corp.*(a)	60,500	2,792,075
Domtar Corp.	72,900	3,449,628
P.H. Glatfelter Co.	189,200	3,965,632
Schweitzer-Mauduit International, Inc.	223,143	9,423,329

		19,630,664

Personal Products — 0.0%
USANA Health Sciences, Inc.*	10,500	689,850

Professional Services — 0.8%
Barrett Business Services, Inc.	37,300	2,267,467
Navigant Consulting, Inc.*	52,600	910,506
TrueBlue, Inc.*	324,500	8,793,950

		11,971,923

Real Estate Management & Development — 0.4%
HFF, Inc. (Class A Stock)(a)	16,300	714,918
Jones Lang LaSalle, Inc.	47,500	6,150,775

		6,865,693

Road & Rail — 0.3%
Roadrunner Transportation Systems, Inc.*	168,900	1,486,320
Ryder System, Inc.	34,600	2,805,368

		4,291,688

Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc.*(a)	678,061	7,845,166
Cirrus Logic, Inc.*(a)	223,100	12,493,600
Synaptics, Inc.*(a)	15,000	556,800

		20,895,566

Specialty Retail — 5.6%
Aaron’s, Inc.(a)	45,600	1,678,080
American Eagle Outfitters, Inc.(a)	561,600	7,312,032
Asbury Automotive Group, Inc.*	35,400	2,173,560
Ascena Retail Group, Inc.*(a)	1,074,800	2,085,112
Barnes & Noble, Inc.(a)	56,600	396,200
Big 5 Sporting Goods Corp.(a)	139,900	888,365
Boot Barn Holdings, Inc.*(a)	44,500	366,235
Buckle, Inc. (The)(a)	16,400	269,780
Caleres, Inc.(a)	207,600	5,673,708
Cato Corp. (The) (Class A Stock)	87,622	1,126,819
Chico’s FAS, Inc.(a)	414,200	3,309,458
Children’s Place, Inc. (The)(a)	38,700	4,210,560
Citi Trends, Inc.	38,800	844,288
DSW, Inc. (Class A Stock)(a)	377,500	7,229,125
Express, Inc.*(a)	814,400	5,513,488
Finish Line, Inc. (The) (Class A Stock)(a)	396,100	3,671,847
Francesca’s Holdings Corp.*(a)	132,800	859,216
Genesco, Inc.*(a)	187,100	4,583,950
Group 1 Automotive, Inc.(a)	91,600	7,197,012
Haverty Furniture Cos., Inc.	71,900	1,714,815
Hibbett Sports, Inc.*(a)	63,800	816,640
Office Depot, Inc.	1,833,200	5,682,920
Party City Holdco, Inc.*(a)	121,700	1,356,955
Pier 1 Imports, Inc.(a)	266,800	1,109,888
Shoe Carnival, Inc.(a)	92,858	1,742,945
Sonic Automotive, Inc. (Class A Stock)(a)	278,500	5,528,225
Tailored Brands, Inc.(a)	334,900	5,174,205
Tilly’s, Inc. (Class A Stock)	124,000	1,476,840
Vitamin Shoppe, Inc.*	82,900	381,340
Zumiez, Inc.*(a)	259,200	4,574,880

		88,948,488

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.*	55,400	1,777,786

Textiles, Apparel & Luxury Goods — 2.0%
Deckers Outdoor Corp.*(a)	133,200	9,089,568
Iconix Brand Group, Inc.*(a)	504,100	826,724
Movado Group, Inc.	164,400	4,553,880
Oxford Industries, Inc.	56,100	3,624,060
Perry Ellis International, Inc.*	152,200	3,544,738
Unifi, Inc.*	23,400	890,370
Wolverine World Wide, Inc.(a)	336,500	9,186,450

		31,715,790

Thrifts & Mortgage Finance — 7.6%
BofI Holding, Inc.*(a)	13,000	349,700
Dime Community Bancshares, Inc.	438,783	9,675,165
Essent Group Ltd.*	118,400	5,046,208
Federal Agricultural Mortgage Corp. (Class C Stock)	112,862	8,378,875
First Defiance Financial Corp.	102,672	5,564,822

Flagstar Bancorp, Inc.*	77,600	2,899,912
HomeStreet, Inc.*(a)	29,700	862,785
Meta Financial Group, Inc.	3,700	322,825
MGIC Investment Corp.*	1,472,500	21,056,750
Oritani Financial Corp.	255,482	4,330,420
PennyMac Financial Services, Inc. (Class A Stock)*	25,715	488,585
Provident Financial Services, Inc.	345,520	9,398,144
Radian Group, Inc.	879,166	18,427,319
TrustCo Bank Corp.	109,141	1,001,369
United Financial Bancorp, Inc.	263,400	4,822,854
Walker & Dunlop, Inc.*	197,721	10,852,906
Washington Federal, Inc.(a)	514,404	17,901,259

		121,379,898

Trading Companies & Distributors — 2.2%
Air Lease Corp.(a)	8,900	386,705
Aircastle Ltd.	620,553	14,434,063
CAI International, Inc.*	119,506	4,424,112
GATX Corp.(a)	184,647	10,969,878
H&E Equipment Services, Inc.	50,800	1,673,352
Rush Enterprises, Inc. (Class A Stock)*	46,600	2,366,348

		34,254,458

TOTAL COMMON STOCKS (cost $1,361,838,561)		1,583,066,945

UNAFFILIATED EXCHANGE TRADED FUND — 0.6%
iShares Russell 2000 Value ETF (cost $8,855,323)	76,807	9,537,893

TOTAL LONG-TERM INVESTMENTS (cost $1,370,693,884)		1,592,604,838

SHORT-TERM INVESTMENTS — 24.5%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	861,291	861,291
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $390,286,777; includes $389,864,082 of cash collateral for securities on loan)(b)(w)	390,253,015	390,292,041

TOTAL SHORT-TERM INVESTMENTS (cost $391,148,068)		391,153,332

TOTAL INVESTMENTS — 124.3% (cost $1,761,841,952)		1,983,758,170
Liabilities in excess of other assets — (24.3)%		(388,232,214)

NET ASSETS — 100.0%		$1,595,525,956

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,283,865; cash collateral of $389,864,082 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,937,568	$—	$—
Air Freight & Logistics	13,596,878	—	—
Airlines	17,856,903	—	—
Auto Components	57,635,103	—	—
Banks	290,091,593	—	—
Biotechnology	8,585,185	—	—
Building Products	1,501,080	—	—
Capital Markets	44,982,376	—	—
Chemicals	26,027,517	—	—
Commercial Services & Supplies	47,088,664	—	—
Construction & Engineering	22,989,815	—	—
Consumer Finance	33,406,130	—	—
Containers & Packaging	1,065,494	—	—
Diversified Consumer Services	3,302,475	—	—
Diversified Financial Services	889,140	—	—
Diversified Telecommunication Services	13,835,976	—	—
Electrical Equipment	7,763,308	—	—
Electronic Equipment, Instruments & Components	48,351,863	—	—
Energy Equipment & Services	9,794,440	—	—
Equity Real Estate Investment Trusts (REITs)	158,652,200	—	—
Food & Staples Retailing	24,671,609	—	—
Food Products	18,644,688	—	—
Health Care Providers & Services	17,788,093	—	—
Hotels, Restaurants & Leisure	7,959,728	—	—
Household Durables	58,200,220	—	—
Independent Power & Renewable Electricity Producers	13,354,800	—	—
Insurance	75,526,627	—	—
IT Services	21,281,681	—	—
Leisure Products	2,737,119	—	—
Machinery	31,989,605	—	—
Marine	5,217,026	—	—
Media	28,072,651	—	—
Metals & Mining	20,217,019	—	—
Mortgage Real Estate Investment Trusts (REITs)	63,380,540	—	—
Multi-Utilities	1,950,312	—	—
Multiline Retail	3,930,346	—	—
Oil, Gas & Consumable Fuels	30,369,369	—	—
Paper & Forest Products	19,630,664	—	—
Personal Products	689,850	—	—
Professional Services	11,971,923	—	—
Real Estate Management & Development	6,865,693	—	—
Road & Rail	4,291,688	—	—
Semiconductors & Semiconductor Equipment	20,895,566	—	—
Specialty Retail	88,948,488	—	—
Technology Hardware, Storage & Peripherals	1,777,786	—	—
Textiles, Apparel & Luxury Goods	31,715,790	—	—
Thrifts & Mortgage Finance	121,379,898	—	—
Trading Companies & Distributors	34,254,458	—	—
Unaffiliated Exchange Traded Fund	9,537,893	—	—
Affiliated Mutual Funds	391,153,332	—	—

Total	$1,983,758,170	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the preceding Portfolios’ descriptions:

Exchange

XLON	London Stock Exchange

Other

A	Annual payment frequency for swaps
M	Monthly payment frequency for swaps
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
T	Swap payment upon termination
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACES	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage Backed Securities Index
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
REIT(s)	Real Estate Investment Trust(s)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities
TBA	To Be Announced
USOIS	United States Overnight Index Swap

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 15, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date December 15, 2017

* Print the name and title of each signing officer under his or her signature.